As filed with the Securities and Exchange Commission on April 24, 2009
Registration No. 033-65409
Registration No. 811-07299

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 16	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 32	☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT A
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Name of Depositor)
P.O. Box 5423, Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)
     ☐ immediately upon filing pursuant to paragraph (b) of rule 485
     ☑ on May 1, 2009 pursuant to paragraph (b) of Rule 485
     ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
     ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Offered: The Commodore Americus® Individual Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT A
The Commodore Americus®
File No. 033-65409
Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus

1. Cover Page	Cover Page

2. Definitions	Definitions; Glossary of Financial Terms

3. Synopsis	Overview

4. Condensed Financial Information

(a) Accumulation unit values	Condensed Financial Information

(b) Financial Statements	Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company®

(b) Registrant	The Separate Account

(c) Portfolio company	The Portfolios

(d) Prospectus	The Portfolios

(e) Voting	Voting Rights

(f) Administrator	Not Applicable

6. Deductions and Expenses

(a) Deductions	Charges and Deductions

(b) Sales load	Not Applicable

(c) Special purchase plans	Not Applicable

(d) Commissions	Distribution of Variable Account Contracts

(e) Portfolio company expenses	Fee Table

(f) Operating expenses	Fee Table

7. General Description of Variable Annuity Contracts

(a) Persons with rights	Persons with Rights Under a Contract; Voting Rights

(b) (i) Allocations of premium payments	Purchase Payments

(ii) Transfers	Transfers

(iii) Exchanges	Additions, Deletions or Substitutions

(c) Changes in contracts or operations	Additions, Deletions or Substitutions

(d) Inquiries	How Do I Contact the Company?

(e) Frequent transfer risks	Other Restrictions

8. Annuity Period	Benefit Payment Period

9. Death Benefit	Death Benefit

10. Purchases and Contract Values

1

Form N-4 Part A Item No.	Heading in Prospectus

(a) Purchases	Purchase Payments, Investment Options -
Allocations; Account Value; Glossary of Financial
Terms

(b) Valuation	Account Value; Definitions; Glossary of Financial
Terms; Charges and Deductions

(c) Daily Calculation	Account Value; Accumulation Units; Definitions;
Glossary of Financial Terms

(d) Underwriter	Distribution of Variable Account Contracts

11. Redemptions

(a) By owner	Surrender and Withdrawals

By annuitant	Not Applicable

(b) Texas Optional Retirement Program	Texas Optional Retirement Program

(c) Check delay	Surrender and Withdrawals

(d) Involuntary redemption	Termination

(e) Free look	Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Legal Proceedings

14. Table of Contents for Statement of	Statement of Additional Information
Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) General Information and History

18. Services

(a) Fees and expenses of registrant	(Prospectus) Fee Table

(b) Management contracts	Not Applicable

(c) Custodian	Not Applicable

Independent auditors	(SAI) Experts

(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered

(a) Purchases	(Prospectus) Distribution of Variable Account Contracts

(b) Sales Load	Not Applicable

(c) Frequent transfer arrangements	(SAI) Other Restrictions

20. Underwriters	(Prospectus) Distribution of Variable Account Contracts

21. Calculation of Performance Data

2

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

(a) Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

(b) Other Subaccounts	Not Applicable

22. Annuity Payments	(Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit; (SAI) Benefits Units-Transfer Formulas

23. Financial Statements	(SAI) Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
The Commodore Americus®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2009
This prospectus describes individual flexible premium deferred annuity contracts (the “Contracts”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account A (the “Separate Account”). The Contracts currently offer 30 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

AIM Variable Insurance Funds	Dreyfus Variable Investment Fund
-Capital Development Fund-Series I Shares	-Appreciation Portfolio-Initial Shares
-Core Equity Fund-Series I Shares	-Developing Leaders Portfolio-Initial Shares
-Government Securities Fund-Series I Shares	-Growth and Income Portfolio-Initial Shares
-Money Market Portfolio
American Century Variable Portfolios
-Large Company Value Fund-Class I	DWS Investments VIT Funds
-Mid Cap Value Fund-Class I	-Small Cap Index VIP-Class A
-Ultra® Fund-Class I
-VistaSM Fund-Class I	Janus Aspen Series
-Balanced Portfolio-Institutional Shares
BlackRock Variable Series Funds, Inc.	-Enterprise Portfolio-Institutional Shares
-Basic Value V.I. Fund-Class I	(formerly Mid Cap Growth)
-Global Allocation V.I. Fund-Class I	-Forty Portfolio-Institutional Shares
-High Income V.I. Fund-Class I	-Overseas Portfolio-Service Shares
-Money Market V.I. Fund-Class I	(formerly International Growth)

Dreyfus Investment Portfolio	Oppenheimer Variable Account Funds
-Technology Growth Portfolio-Initial Shares	-Capital Appreciation Fund/VA-Non-Service Shares
-Main Street Fund®/VA-Non-Service Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-
Initial Shares	PIMCO Variable Insurance Trust
-High Yield Portfolio-Administrative Class
Dreyfus Stock Index Fund, Inc.-Initial Shares	-Real Return Portfolio-Administrative Class
Van Kampen The Universal Institutional Funds, Inc.
-Core Plus Fixed Income Portfolio-Class I
-U.S. Mid Cap Value Portfolio-Class I
-UIF U.S. Real Estate Portfolio-Class I
This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2009, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (“SEC”). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC’s Web site: http://www.sec.gov. The registration number is 33-65409. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪     The Contracts are Not FDIC or NCUSIF Insured
▪     The Contracts are Obligations of the Company and Not of the Bank or Credit Union
▪     The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts
▪     The Contracts Involve Investment Risk and May Lose Value

DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.
Account Value

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.
Accumulation Unit

A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.
Benefit Payment Period

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.
Benefit Unit Value

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.
Death Benefit Valuation Date

The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Net Asset Value

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.
Net Investment Factor

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.
Valuation Date

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.
Valuation Period

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW
What is the Separate Account?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount currently offered is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.
What Are the Contracts?
The Contracts are individual deferred annuities, which are insurance products. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and five Fixed Account options. The variable investment options are Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a fixed rate of interest declared from time to time by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.
Will Any Penalties or Charges Apply If I Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
▪	a transfer fee for certain transfers between investment options;

▪	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

▪	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived); and

▪	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2008 are described in the prospectuses and statements of additional information for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.gafri.com.

EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.
Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge (as a percentage of purchase payments only)	7%
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee	$30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)	$25
Loan Interest Spread*	3%

*	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. If you surrender your Contract, we will apply the contract maintenance fee at that time.
Annual Contract Maintenance Fee
$25
Separate Account Annual Expenses
(as a percentage of the average value of the Owner’s interest in the Subaccounts)

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.00%

Total Separate Account Annual Expenses	1.25%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)

	Minimum	Maximum
Prior to any fee waiver or expense reimbursement	0.28%	1.12%
After contractual reimbursement of expenses	0.28%	1.11%
The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2008. Actual expenses of a Portfolio in future years may be higher or lower.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before and after fee reductions and/or expense reimbursements are the expenses of the AIM V.I. Capital Development Fund. The adviser to this AIM Fund has contractually agreed to waive fees and/or reimburse expenses through at least April 30, 2010.

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).
These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$969	$1,367	$1,850	$3,700
Minimum	$884	$1,094	$1,369	$2,591
(2) If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$269	$867	$1,550	$3,700
Minimum	$184	$594	$1,069	$2,591
(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	$269	$867	$1,550	$3,700
Minimum	$184	$594	$1,069	$2,591

FINANCIAL INFORMATION

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
AIM V.I. Capital Development Fund-Series I Shares (Inception Date 5/1/2001)
7.974497	413,876.628	12/31/08
15.245206	475,994.579	12/31/07
13.928779	538,627.913	12/31/06
12.104906	59,893.571	12/31/05
11.183438	42,840.366	12/31/04
9.804995	24,006.771	12/31/03
7.334169	9,315.310	12/31/02
9.442643	1,234.008	12/31/01
AIM V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
7.971070	46,146.985	12/31/08
11.555408	41,625.124	12/31/07
10.823900	46,361.612	12/31/06
AIM V.I. Government Securities Fund-Series I Shares (Inception Date 5/1/2001)
13.587730	100,138.055	12/31/08
12.252142	64,034.932	12/31/07
11.668408	61,706.979	12/31/06
11.410607	68,254.644	12/31/05
11.365931	70,639.152	12/31/04
11.221802	73,318.007	12/31/03
11.241738	52,956.035	12/31/02
10.385882	5,714.204	12/31/01
American Century VP Large Company Value Fund-Class I Shares (Inception Date 5/1/2005)
7.633677	146,167.141	12/31/08
12.326244	153,225.450	12/31/07
12.643976	143,448.851	12/31/06
10.670953	34,986.764	12/31/05
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 5/1/2005)
9.665945	148,438.694	12/31/08
12.939262	179,311.466	12/31/07
13.413310	219,796.341	12/31/06
11.290574	6,984.348	12/31/05
American Century VP Ultra® Fund-Class I Shares (Inception Date 5/1/2005)
7.245208	9,338.482	12/31/08
12.538191	10,188.375	12/31/07
10.492509	6,407.709	12/31/06
10.984799	5,074.516	12/31/05
American Century VP Vista SM Fund-Class I Shares (Inception Date 5/1/2005)
8.622412	73,119.622	12/31/08
16.996320	83,240.285	12/31/07
12.314644	80,073.506	12/31/06
11.439728	8,453.107	12/31/05

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
BlackRock Basic Value V.I. Fund-Class I (Inception Date 12/7/1995)
19.214385	221,409.243	12/31/08
30.773549	238,453.589	12/31/07
30.608679	249,996.235	12/31/06
25.434144	259,862.006	12/31/05
25.019821	262,502.094	12/31/04
22.810796	235,405.286	12/31/03
17.334671	224,789.902	12/31/02
21.343769	220,538.862	12/31/01
20.729966	196,483.457	12/31/00
18.631352	194,136.375	12/31/99
BlackRock Global Allocation V.I. Fund-Class I (Inception Date 12/7/1995)
20.354500	90,253.537	12/31/08
25.580663	85,651.075	12/31/07
22.140108	78,734.127	12/31/06
19.239089	77,717.735	12/31/05
17.628189	65,889.091	12/31/04
15.606859	43,963.575	12/31/03
11.731935	32,762.255	12/31/02
12.932132	28,565.341	12/31/01
14.367468	29,249.252	12/31/00
16.095271	26,916.938	12/31/99
BlackRock High Income V.I. Fund-Class I (Inception Date 12/7/1995)
11.997956	61,740.138	12/31/08
17.155855	83,118.965	12/31/07
16.967691	89,142.086	12/31/06
15.694137	103,660.934	12/31/05
15.651303	121,511.004	12/31/04
14.173673	122,975.371	12/31/03
11.201432	121,073.352	12/31/02
11.510137	128,766.852	12/31/01
11.205014	130,314.034	12/31/00
12.209776	132,170.589	12/31/99
BlackRock Money Market V.I. Fund-Class I (Inception Date 12/7/1995)
1.313136	601,238.869	12/31/08
1.300749	610,689.015	12/31/07
1.265850	618,813.280	12/31/06
1.233894	785,490.564	12/31/05
1.219719	950,106.475	12/31/04
1.223020	929,646.597	12/31/03
1.228164	1,036,231.114	12/31/02
1.225846	1,058,892.677	12/31/01
1.200162	726,382.977	12/31/00
1.153121	1,221,067.482	12/31/99
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 5/1/2005)
7.757603	289,394.563	12/31/08
13.356987	305,423.142	12/31/07
11.790739	389,403.221	12/31/06
11.446321	2,329.743	12/31/05

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
The Dreyfus Socially Responsible Growth Fund-Initial Shares (Inception Date 12/7/1995)
11.622399	218,171.699	12/31/08
17.949168	243,144.129	12/31/07
16.864692	290,528.144	12/31/06
15.638756	317,174.676	12/31/05
15.283573	362,858.071	12/31/04
14.571838	399,688.683	12/31/03
11.709016	400,039.410	12/31/02
16.685382	434,635.915	12/31/01
21.821644	415,642.404	12/31/00
24.833578	343,851.835	12/31/99
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 12/7/1995)
15.038587	789,479.677	12/31/08
24.228843	840,653.191	12/31/07
23.311957	960,052.937	12/31/06
20.438623	991,039.992	12/31/05
19.769099	1,028,609.077	12/31/04
18.093861	1,061,524.920	12/31/03
14.271840	1,048,558.048	12/31/02
18.612764	1,109,281.281	12/31/01
21.461115	1,057,638.906	12/31/00
23.951750	924,662.564	12/31/99
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 12/7/1995)
17.287881	448,561.003	12/31/08
24.851560	517,511.780	12/31/07
23.492331	562,772.333	12/31/06
20.423442	598,037.084	12/31/05
19.813787	625,853.345	12/31/04
19.100406	657,678.472	12/31/03
15.960299	649,672.388	12/31/02
19.403096	653,512.152	12/31/01
21.663935	630,679.897	12/31/00
22.077832	636,602.361	12/31/99
Dreyfus VIF Developing Leaders Portfolio-Initial Shares (Inception Date 5/1/1997)
9.675439	311,061.041	12/31/08
15.700889	358,662.134	12/31/07
17.877947	468,606.515	12/31/06
17.445936	514,496.230	12/31/05
16.697603	546,720.794	12/31/04
15.186341	560,122.890	12/31/03
11.675766	525,168.199	12/31/02
14.617148	497,011.585	12/31/01
15.765516	449,398.069	12/31/00
14.087437	387,630.477	12/31/99

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
Dreyfus VIF Growth & Income Portfolio-Initial Shares (Inception Date 5/1/1997)
9.198753	155,010.579	12/31/08
15.633335	181,394.405	12/31/07
14.599203	211,010.538	12/31/06
12.909842	235,610.255	12/31/05
12.648851	264,411.535	12/31/04
11.918628	281,917.872	12/31/03
9.534145	285,588.684	12/31/02
12.927945	291,697.672	12/31/01
13.903391	285,476.574	12/31/00
14.629800	219,498.240	12/31/99
Dreyfus VIF Money Market Portfolio (Inception Date 5/1/2005)
1.091696	859,060.272	12/31/08
1.079095	438,158.598	12/31/07
1.044070	320,807.244	12/31/06
1.011753	379,408.934	12/31/05
DWS Small Cap Index VIP-Class A (Inception Date 5/1/1999)
11.040204	93,375.328	12/31/08
16.972161	97,407.310	12/31/07
17.520732	95,430.853	12/31/06
15.100616	78,895.110	12/31/05
14.666441	55,658.873	12/31/04
12.612134	52,772.478	12/31/03
8.720926	27,311.752	12/31/02
11.118707	22,866.676	12/31/01
11.030253	16,764.780	12/31/00
11.617671	8,647.306	12/31/99
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 5/1/1997)
25.045830	678,738.756	12/31/08
30.137288	775,768.578	12/31/07
27.611739	888,750.515	12/31/06
25.253488	933,607.587	12/31/05
23.689025	1,020,343.597	12/31/04
22.103519	1,119,774.823	12/31/03
19.622780	1,204,456.110	12/31/02
21.236842	1,333,874.478	12/31/01
22.556000	1,299,159.372	12/31/00
23.368428	1,127,059.575	12/31/99
Janus Aspen Enterprise Portfolio-Institutional Shares (formerly Mid Cap Growth) (Inception Date 5/1/1997)
13.705224	368,932.578	12/31/08
24.662372	399,380.581	12/31/07
20.465645	467,752.915	12/31/06
18.241039	502,489.172	12/31/05
16.447143	528,762.303	12/31/04
13.793001	557,022.449	12/31/03
10.336855	555,763.371	12/31/02
14.523289	546,207.775	12/31/01
24.288229	482,982.098	12/31/00
36.068642	396,557.687	12/31/99

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
8.605297	340,745.535	12/31/08
15.603909	336,346.406	12/31/07
11.535242	375,352.714	12/31/06
10.682685	402,537.154	12/31/05
9.585912	381,221.155	12/31/04
8.210347	411,653.808	12/31/03
6.896673	401,314.243	12/31/02
8.280678	362,749.000	12/31/01
10.704994	276,170.515	12/31/00
13.247549	87,500.549	12/31/99
Janus Aspen Overseas Portfolio-Service Shares (formerly International Growth) (Inception Date 5/1/2001)
10.713638	358,898.577	12/31/08
22.712492	334,924.940	12/31/07
17.967338	258,801.862	12/31/06
12.408206	158,938.498	12/31/05
9.523018	49,157.706	12/31/04
8.125022	28,887.355	12/31/03
6.114832	16,350.309	12/31/02
8.339414	667.414	12/31/01
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares (Inception Date 5/1/2005)
7.066596	78,099.398	12/31/08
13.135633	34,196.988	12/31/07
11.653897	14,789.695	12/31/06
10.932051	7,306.932	12/31/05
Oppenheimer Main Street Fund®/VA-Non-Service Shares (Inception Date 5/1/2005)
7.793221	24,920.246	12/31/08
12.826724	26,387.912	12/31/07
12.439676	16,862.072	12/31/06
10.951319	7,067.357	12/31/05
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 5/1/2005)
8.762768	26,634.397	12/31/08
11.606268	30,726.405	12/31/07
11.355131	23,794.253	12/31/06
10.538907	13,712.853	12/31/05
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 5/1/2005)
9.948143	166,170.992	12/31/08
10.83900	134,989.321	12/31/07
9.918967	83,190.573	12/31/06
9.972826	31,657.347	12/31/05
Van Kampen’s UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/1997)
14.478010	191,870.029	12/31/08
16.328006	216,365.806	12/31/07
15.680757	206,817.135	12/31/06
15.307613	227,713.191	12/31/05
14.874084	233,218.393	12/31/04
14.431713	219,636.273	12/31/03
13.964428	178,024.707	12/31/02
13.173691	145,193.003	12/31/01
12.201975	93,917.861	12/31/00
11.121384	99,847.422	12/31/99

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
Van Kampen’s UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 5/1/2005)
8.438291	85,111.168	12/31/08
14.555182	79,680.202	12/31/07
13.668243	66,493.669	12/31/06
11.467222	25,187.384	12/31/05
Van Kampen’s UIF U.S. Real Estate Portfolio-Class I (Inception Date 5/1/1997)
20.687160	89,003.226	12/31/08
33.734007	107,458.198	12/31/07
41.196075	125,267.061	12/31/06
30.218807	134,092.429	12/31/05
26.142418	128,825.204	12/31/04
19.408863	119,515.647	12/31/03
14.290620	114,756.919	12/31/02
14.584113	92,598.879	12/31/01
13.444286	74,575.394	12/31/00
10.529927	75,971.027	12/31/99
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2008. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the BlackRock Money Market V.I. Fund Subaccount and the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of each Subaccount’s inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.
The Dreyfus Variable Investment Fund Money Market Portfolio has entered into a Guarantee Agreement with the United States Department of Treasury, which permits it to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds. As a result, under certain circumstances, the Portfolio could suspend redemption of its shares, which in turn could impact withdrawals, surrenders and other transactions in the corresponding Subaccount.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
Performance Information
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.
Total Return Data
The Company may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The CDSC reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented, assuming the purchase payment was received on the first day of the period presented. “Non-standardized” total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form. Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.
“Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.
Other Performance Measures
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
The Company may also:
▪	compare the performance of a Subaccount with applicable indices and/or industry averages;

▪	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

▪	compare investment return on a tax-deferred basis with currently taxable investment return;

▪	illustrate investment returns by graphs, charts, or otherwise.
PORTFOLIOS
The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.
The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund – Series I Shares
Advisor – Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stocks. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Core Equity Fund – Series I Shares
Advisor – Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is growth of capital. The fund seeks to meet its objectives by investing, normally, at least 80% of its assets in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
AIM V.I. Government Securities Fund – Series I Shares
Advisor – Invesco Aim Advisors, Inc., Subadvisor – Invesco Institutional (N.A.), Inc. and eight other advisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is a high level of current income consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. The principal type of fixed income securities by the fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date, mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. The fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

*	It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim, Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers, Inc. The combined entity will serve as the fund’s investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction.
American Century Variable Portfolios
American Century VP Large Company Value Fund – Class I Shares
Advisor – American Century Investment Management, Inc.
The fund seeks long-term capital growth. Income is a secondary objective.
American Century VP Mid Cap Value Fund – Class I Shares
Advisor – American Century Investment Management, Inc.
The fund seeks long-term capital growth. Income is a secondary objective.
American Century VP Ultra® Fund – Class I Shares
Advisor – American Century Investment Management, Inc.
The fund seeks long-term capital growth.
American Century VP VistaSM Fund – Class I Shares
Advisor – American Century Investment Management, Inc.
The fund seeks long-term capital growth.

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund – Class I
Advisor – BlackRock Advisors, LLC
The investment objective of the Fund is to seek capital appreciation and, secondarily, income.
The Fund tries to choose investments that will increase in value. The Fund also seeks current income by looking for some investments that pay dividends. However, the Fund’s investments emphasize growth of capital more than current income.
The Fund invests primarily in equity securities that Fund management believes are undervalued, which means the stock price is less than Fund management believes they are worth. Fund management places particular emphasis on companies with below-average price/earnings ratios that pay above-average dividends. The Fund invests primarily in common stock of U.S. companies. The Fund focuses on companies with market capitalizations of over $5 billion.
BlackRock Global Allocation V.I. Fund – Class I
Advisor – BlackRock Advisors, LLC
The investment objective of the Fund is to seek high total investment return.
The Fund tries to choose some investments that will increase in value and others that pay dividends or interest.
The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund’s portfolio will include both equity and debt securities. At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that Fund management believes are undervalued. The Fund may buy debt securities of varying maturities. The Fund may invest in high yield or “junk” bonds. When choosing investments, Fund management considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, countries, industries and issuers as one of its strategies to reduce volatility.
Generally, the Fund will invest primarily in the securities of corporate and governmental issuers located in North and South America, Europe, Australia and the Far East. The Fund may invest in both developed and emerging markets. The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities. When choosing investment markets, Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.
BlackRock High Income V.I. Fund – Class I
Advisor – BlackRock Advisors, LLC
The primary investment objective of the Fund is to obtain a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.
The Fund looks for securities that pay interest or dividends. The Fund may also seek growth of capital by looking for investments that will increase in value. However, the Fund’s investments emphasize current income more than growth of capital.
The Fund under normal circumstances will invest at least 80%, and typically invests 90% or more, of its assets in fixed-income securities, such as corporate bonds and notes, mortgage-backed securities, convertible securities, preferred stocks and government obligations. The Fund invests primarily in fixed-income securities with lower credit quality, which means credit quality equivalent to or below the fourth highest rating level of recognized rating agencies. Securities with credit quality below the fourth highest rating category are known as “junk bonds.” Junk bonds are high-risk investments, and may result in the Fund losing both income and principal. The Fund will invest most of its net assets in securities issued by U.S. companies, but may also invest a portion of its assets in securities issued by foreign companies if they are denominated in U.S. dollars.

BlackRock Money Market V.I. Fund – Class I
Advisor – BlackRock Advisors, LLC
The investment objective of the Fund is to seek to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing.
The Fund’s seeks to produce current income while attempting to maintain a share value of $1.00.
The Fund invests in short-term U.S. money market instruments. These instruments are generally debt securities that mature within 13 months. Other than U.S. government and U.S. government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments that, in the opinion of Fund management, are of similar credit quality.
Dreyfus Portfolios
Dreyfus Investment Portfolios Technology Growth Portfolio – Initial Shares
Advisor – The Dreyfus Corporation
The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
Advisor – The Dreyfus Corporation
The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.
Dreyfus Stock Index Fund, Inc., – Initial Shares
Advisor – The Dreyfus Corporation
The fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares
Advisor – The Dreyfus Corporation
Sub-Adviser – Fayez Sarofim & Co.
The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.
Dreyfus Variable Investment Fund Developing Leaders Portfolio – Initial Shares
Advisor – The Dreyfus Corporation
The portfolio seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in companies with total market values of less than $2 billion at the time of purchase.

Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares
Advisor – The Dreyfus Corporation
The portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue its goal, the portfolio normally invests primarily in stocks of domestic and foreign issuers. The portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and American Depositary Receipts. The portfolio managers create a broadly diversified portfolio for the portfolio that includes a blend of growth and dividend paying stocks. In choosing securities, the portfolio managers use a “growth style” of investing as well as focusing on dividend paying stocks and other investments and investment techniques that provide income. The portfolio’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The portfolio managers choose stocks through a disciplined investment process that combines computer modeling techniques, bottom-up fundamental analysis and risk management. In selecting securities, the portfolio managers seek companies that possess some or all of the following characteristics: growth of earnings potential; operating margin improvement; revenue growth prospects; business improvement; good business fundamentals; dividend yield consistent with the portfolio’s strategy pertaining to income; value, or how a stock is priced relative to its perceived intrinsic worth; and healthy financial profile, which measures the financial wellbeing of the company. The portfolio managers monitor the stocks in the portfolio, and consider selling a security if the company’s business momentum deteriorates or valuation becomes excessive. The portfolio managers also may sell a security if an event occurs that contradicts the portfolio managers’ rationale for owning it, such as deterioration in the company’s financial fundamentals. In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere, or if the portfolio managers change the portfolio’s industry or sector weightings.
Dreyfus Variable Investment Fund Money Market Portfolio
Advisor – The Dreyfus Corporation
The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the portfolio is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the portfolio invests in a diversified portfolio of high quality, short-term debt securities, including the following: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper, and other short-term corporate and bank obligations of domestic and foreign issuers; dollar-denominated obligations issued or guaranteed by one or more foreign governments or their agencies, including obligations of supranational entities. Normally, the portfolio invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.
DWS Investments VIT Funds
DWS (1) Small Cap Index VIP – Class A
Advisor – Deutsche Investment Management Americas Inc.; Subadvisor – Northern Trust Investments, N.A.
The portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The portfolio invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective.

(1)	DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

Janus Aspen Series
Balanced Portfolio – Institutional Shares
Advisor – Janus Capital Management LLC
This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets
Enterprise Portfolio – Institutional Shares (formerly Mid Cap Growth Portfolio)
Advisor – Janus Capital Management LLC
This diversified portfolio seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of December 31, 2008, they ranged from approximately $24 million to $14.9 billion. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.
Forty Portfolio – Institutional Shares
Advisor – Janus Capital Management LLC
This non-diversified portfolio seeks long-term growth of capital by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.
Overseas Portfolio (formerly International Growth Portfolio) – Service Shares
Advisor – Janus Capital Management LLC
This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
Advisor – OppenheimerFunds, Inc.
The Fund seeks capital appreciation by investing in securities of well-known, established companies.
Oppenheimer Main Street Fund®/VA – Non-Service Shares
Advisor – OppenheimerFunds, Inc.
The Fund seeks high total return.

PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio – Administrative Class
Advisor – Pacific Investment Management Company LLC
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.
PIMCO VIT Real Return Portfolio – Administrative Class
Advisor – Pacific Investment Management Company LLC
The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.
Van Kampen — The Universal Institutional Funds, Inc.
Van Kampen’s UIF Core Plus Fixed Income Portfolio – Class I
Adviser – Morgan Stanley Investment Management Inc. (1)
The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest opportunistically in high yield securities (commonly referred to as “junk bonds”). The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may also invest may be denominated in currencies other than U.S. dollars. The Portfolio may also invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis. The Adviser may invest in asset backed securities and may use futures, options, forward contracts, collateralized mortgage obligations, swaps and other derivatives in managing the Portfolio. The Portfolio may invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.
Van Kampen’s UIF U.S. Mid Cap Value Portfolio – Class I
Adviser – Morgan Stanley Investment Management Inc. (1)
The investment objective of the U.S. Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Portfolio may purchase stocks that typically do not pay dividends. The Adviser seeks attractively valued companies experiencing a change that it believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. The Portfolio may invest up to 20% of its net assets in real estate investment trusts and up to 20% of its total assets in securities of foreign issuers. This percentage limitation on foreign securities, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may purchase and sell futures contracts for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

Van Kampen’s UIF U.S. Real Estate Portfolio – Class I
Adviser – Morgan Stanley Investment Management Inc. (1)
The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions. The Adviser’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

(1)	Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen.
Additions, Deletions, or Substitutions
The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.
Additions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company’s control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio.
If the Company substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. The Company will also notify Owners before it substitutes a Portfolio.
New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company and that is not discriminatory.
If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”). GAFRI is a wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.
The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account.
The Company and GAA are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT
The Separate Account was established by the Company on May 26, 1995 as an insurance company separate account under the laws of the State of Ohio, pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through one of its registered representatives, or pays the commissions to other broker-dealers for sales made through one of their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds.
Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract or a percentage of the contract value (sometimes called a trail commission).
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from the Company’s general assets.
Amounts paid by the Company to GAA for 2008, 2007 and 2006 were $423,813, $541,875 and $587,142 and respectively, which amount includes compensation related to other contracts issued through Annuity Investors Variable Account A.
GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the Contracts (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the Contracts) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the Contracts over other financial products available in the marketplace.
In 2008, we paid $50,000 to GAA in connection with its sales conference.
In 2008, the Company made payments, ranging from $500 to $20,000, to the following selling firms in connection with conference sponsorships: Berthel Fisher & Company Financial Services, Brecek & Young Advisors, Inc., Brokers International Financial Services, LLC, Calton & Associates, Inc., Capital Financial Services, CFD Investment, Inc., Cullum & Burks Securities, Inc., First Heartland Capital, Inc., GWN Securities, Inc., H. Beck, Inc. (The Capital Financial Group), IMS Securities, Inc., Independence Capital Co., Investacorp, Inc., Investors Capital Corporation, Institutional Securities Corporation, Kovack Securities, Inc., Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Investment Planning Inc., Lombard Securities, Inc., Peak Securities / Brookstone and others, Pension Planner Securities, Inc., PlanMember Securities Corporation, Prime Capital Services, Inc., Sammons Securities Company, LLC, Sigma Financial Corporation, SWBC Investment Services, LLC, Symetra Securities, Inc., Transamerica Financial Advisors, Trustmont Financial Group, Inc., Williams Financial Group, World Choice Securities, Inc., WRP Investments, Inc.
The company had preferred status arrangements with the following selling firms: Brecek & Young Advisors, and Pension Planners. In 2008 we paid $439.12 under these arrangements.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company’s variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the CDSC, the annual contract maintenance fee, transfer fees, and premium taxes where applicable. There is also a charge assessed against the Separate Account. This charge is reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. This charge is the mortality and expense risk charge. The Company does not impose an administration charge.
Other than as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment depending on number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for surrender received	0	1	2	3	4	5	6	7 or more

CDSC as a percentage of purchase payment surrendered	7%	6%	5%	4%	3%	2%	1%	0%

When Assessed	On partial or full surrenders of purchase payments during Accumulation Period.

Assessed Against What	Purchase payments only, not earnings. See the Surrenders section of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers	▪	Free withdrawal privilege. See the Surrenders section for information.
	▪	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.
	▪	Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.
	▪	If Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force fifteen years or more.
	▪	Long-Term Care Waiver Rider. See the Surrenders section for information.
	▪	If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.
	▪	Successor Owner endorsement. See the Account Value section for information.
	▪	Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$25.00 per year.

When Assessed	During the Accumulation Period, the charge is deducted on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against What	Amounts invested in the Subaccounts. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.

Waivers	▪ During the Accumulation Period if Account Value is at least $30,000 on the date the charge is due.

▪ During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $30,000.

▪ In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

▪ During the Benefit Payment Period where required to satisfy state law.
Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.
Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	None.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract.
Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to the Contracts delivered in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.
Right to Cancel
The Owner of an individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the purchase payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts.
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or your civil union partner in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.
Successor Owner: The surviving spouse (or your civil union partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or your civil union partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or your civil union partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or your civil union partner in applicable states) must make an election within one year of the Owner’s death.
Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.
Account Statements
During the Accumulation Period, the Company will provide a report at least once each contract year of the Contract’s Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.
Account Value
The value of a Contract during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of: (1) the value of the Owner’s interest in the Fixed Account options as of that time; (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Accumulation Units
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.
Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:
▪	transfer from a Subaccount

▪	full or partial surrender from the Subaccounts

▪	payment of a death benefit

▪	application of the amounts in the Subaccounts to a settlement option

▪	deduction of the contract maintenance fee

▪	deduction of any transfer fee
Successor Owner Endorsement
If the Contract is modified by the Successor Owner endorsement, and the surviving spouse (or your civil union partner in applicable states) of a deceased Owner becomes a Successor Owner of a Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.
For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner’s death.
The Successor Owner endorsement may not be available in all states.

Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified

Minimum initial purchase payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$ 50	$ 100
Minimum additional payments	$ 50	$ 50
Maximum single purchase payment	$500,000 or Company approval	$500,000 or Company approval
The Company reserves the right to increase or decrease the minimum allowable initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the Owner’s account within two business days.
Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.
We cannot process an application form or allocation instructions until we have received the form or instructions in “good order” at our Administrative Office. “Good order” means the actual receipt by us of an application form or allocation instructions, along with all the information and other legal documentation that we require to process the form or instructions. To be in “good order,” the application form or allocation instructions must be sufficiently clear so that we do not need to exercise any discretion to process the application or the instructions.
Investment Options-Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:
Fixed Accumulation Account Option
One-Year Guaranteed Interest Rate Option
Three-Year Guaranteed Interest Rate Option
Five-Year Guaranteed Interest Rate Option
Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:

Tax-Qualified and Non-Tax-Qualified

Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to Fixed Account guarantee period option	$2,000 No amounts may be allocated to a guarantee period option that would extend beyond the Owner’s 85th birthday or five years after the effective date of the Contract, if later.

Allocation during right to cancel period	No current restrictions, however the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.
Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.
Renewal of Fixed Account Guarantee Options
At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the Owner may elect to allocate the amount maturing to any of the available investment options under the Contract. The Company will notify the Owner of the date on which the amount matures and the Fixed Account options available at that time. If the Owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options-Allocations section of this prospectus. If no guarantee period is available due to this restriction, the amount maturing will be allocated to the Fixed Accumulation Account option.

Transfers
During the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options.
The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified

Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Account guarantee period option	$2,000 No amounts may be transferred to a guarantee period option that would extend beyond the Owner’s 85th birthday or five years after the effective date of the Contract, if later.

Maximum transfer from Fixed Account option other than Fixed Account guarantee period option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Transfers from Fixed Account options	▪ May not be made prior to first contract anniversary.

▪ Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.
A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.

Changes in or Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.
Telephone, Facsimile or Internet Transfers
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
The Company discourages (and will take action to deter) short-term trading in the Contract because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values;

•	Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.
To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.

U.S. Mail Restrictions
The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.
As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines:

Trading Behavior	The Company’s Response
6 or more transfer events in one Contract year quarter	The Company will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and

(2)   if their transfer events exceed 12 in one Contract year, the Owner will be limited to submitting transfer requests via regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed).

More than 12 transfer events in one Contract year	The Company will automatically limit the Contract Owner to submitting transfer requests via regular first-class U.S. mail.
On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the “Other Restrictions” provision below.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.
Other Restrictions
The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:
•	the dollar amount involved in the transfer event;

•	the total assets of the Portfolio involved in the transfer event;

•	the number of transfer events completed in the current Contract year quarter; or

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformily and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.

Surrenders
An Owner may surrender a Contract either in full or in part during the Accumulation Period. A CDSC may apply on surrender. The restrictions and charges on surrenders are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of partial surrender	$500

Minimum remaining Surrender Value after partial surrender	$500

Amount available for surrender (valued as of end of Valuation Period in which request for surrender is received by the Company)	Account Value less applicable CDSC, subject to tax law or employer plan restrictions on withdrawals	Account Value less applicable CDSC, subject to employer plan restrictions on withdrawals

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2

Contract maintenance fee on full surrender	$25 (no CDSC applies to fee)

Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from accumulated earnings (no CDSC applies) and then from purchase payments on “first-in, first-out” basis (CDSC may apply)
A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the surrender request unless the Owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a Fixed Account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
We cannot process a surrender or withdrawal request until we have received the request in “good order” at our Administrative Office. “Good order” means the actual receipt by us of a surrender or withdrawal request, along with all the information and other legal documentation that we require to process the request. To be in “good order,” the surrender or withdrawal request must be sufficiently clear so that we do not need to exercise any discretion to process the request.
Free Withdrawal Privilege
The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary. If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year.
Long-Term Care Waiver Rider
If a Contract is modified by the Long-Term Care Waiver Rider, surrenders may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent that the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.
Contract Loans
The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Generally, we require the collateral amount to be 110% of the outstanding loan balance. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender.

BENEFIT PAYMENT PERIOD
Annuity Benefit
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the Contract anniversary following the 85th birthday of the eldest Owner, or five years after the effective date of the Contract, whichever is later.
The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.
The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.
Death Benefit
A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or your civil union partner in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.
Death Benefit Amount
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date;

2)	the total purchase payment(s), less any partial surrenders and any CDSCs that applied to those amounts; or

3)	the largest Account Value on any contract anniversary which is an exact multiple of five and prior to the Owner’s death or the Owner’s 75th birthday if earlier, less any partial surrenders and any CDSCs that applied to those amounts.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.
The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
If the Contract owner is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We send the beneficiary a personalized “checkbook” for this account. The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.
The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.
The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.
In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.

•	If the death benefit is less than $5,000, we pay the death benefit with a single check payable to the beneficiary.

•	If the beneficiary is a resident of Arkansas, Colorado, Florida, Kansas, Maryland, Nevada, North Carolina or North Dakota and he or she requests that the lump sum be paid by check, we pay the death benefit with a single check payable to the beneficiary.

Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payments intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Life Annuity: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

Calculation of Fixed Dollar Benefit Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period. The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals with interest at 3% per year, compounded annually. For tax-qualified Contracts and non-tax-qualified Internal Revenue Code (“IRC”) Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Calculation of Variable Dollar Benefit Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.
The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts selected is less than 3%.
The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment. The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit—Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

Nonqualified Deferred
	Tax-Qualified Contracts and Plans	Compensation Plans	Other Annuity Contracts
Plan Types
▪     IRC §401 (Pension, Profit—Sharing, 401(k))
▪     IRC §403(b) (Tax-Sheltered Annuity)
▪     IRC §408 (IRA, SEP, SIMPLE IRA)
▪     IRC §408A (Roth IRA)
▪     IRC §402A (Roth TSA or Roth 401(k))
▪     IRC §457 (Governmental §457)
		▪ IRC §409A ▪ IRC §457 (Nongovernmental §457)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.	Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a spouse beneficiary may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.
Special Rules for 2009
The Worker, Retiree, and Employer Recovery Act of 2008 suspends the minimum distribution requirement for 2009 for defined contribution pension, profit-sharing, and 401(k) plans, 403(b) tax-sheltered annuities, governmental 457(b) plans, and IRAs. However, the terms of the plan may need to be amended to allow a participant to take advantage of this suspension. This suspension may apply to required minimum distributions both during life and after death. It does not apply to the required minimum distribution for 2008 (which may be due by April 1, 2009 if the participant attained age 70 1/2 or retired during 2008). It may extend the five-year period for making payments after death, or the one-year period for beginning payments after death over the beneficiary’s life expectancy.

GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor (0.99991789) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:
NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and
NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.
In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The registration number for the Registration Statement is 33-65409.
OTHER INFORMATION AND NOTICES
Householding – Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.
Owners who are currently receiving multiple copies of required documents may request additional information about householding by contacting the Company at 1-800-789-6771.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.
Legal Proceedings
The Company and Great American Advisors®, Inc. are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
General Information and History
State Regulations
SERVICES
Safekeeping of Separate Account Assets
Records and Reports
Experts
DISTRIBUTION OF THE CONTRACTS
PERFORMANCE INFORMATION
Standardized Total Return – Average Annual Total Return
Adjusted Historical Total Return
Non-Standardized Total Return – Cumulative Total Return
Standardized Yield for Money Market Subaccounts
BENEFIT UNITS-TRANSFER FORMULAS
FEDERAL TAX MATTERS
Taxation of Separate Account Income
Tax Deferral on Non-Tax Qualified Contracts
FINANCIAL STATEMENTS
Copies of the Statement of Additional Information dated May 1, 2009 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.
Name:

Address:

City:

State:

Zip:

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
THE COMMODORE AMERICUS® AND THE COMMODORE NAUTICUS®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2009
Annuity Investors Life Insurance Company (“the Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2009, for either The Commodore Americus® or The Commodore Nauticus® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccount (the “Closed Subaccount”) investing in the following Portfolio:
Janus Aspen Series
Worldwide Portfolio – Institutional Shares (formerly Worldwide Growth)
The Janus Aspen Worldwide Portfolio Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in this Subaccount on April 29, 2005. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccount described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Company, the Separate Account and the Contracts, including the Closed Subaccount. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Americus is 033-65409; and for The Commodore Nauticus it is 033-59861.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured.

▪	The Contracts are obligations of the Company and not of the bank or credit union.

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts.

▪	The Contracts involve investment risk and may lose value.

CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Commodore Americus® and Commodore Nauticus® variable annuities with respect to the Closed Subaccount from the end of the year of inception through December 31, 2008. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for the Closed Subaccount shown was 10.00000 as of December 7, 1995 (the effective date of the Closed Subaccount)

	The Commodore Americus			The Commodore Nauticus
			Standard		Enhanced
		Number of		Number of		Number of
		Accumulation		Accumulation		Accumulation
	Accumulation	Units	Accumulation	Units	Accumulation	Units	Year
	Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Ended
Janus	13.979734	487,311.412	13.979734	487,311.412	14.537779	38,669.594	12/31/08
Aspen	25.583578	551,800.681	25.583578	551,800.681	26.523733	52,040.143	12/31/07
Worldwide	23.633899	656,994.175	23.633899	656,994.175	24.427796	61,250.500	12/31/06
Portfolio	20.246596	723,635.977	20.246596	723,635.977	20.863528	67,010.525	12/31/05
	19.366261	837,343.378	19.366261	837,343.378	19.896100	76,840.531	12/31/04
	18.716398	950,344.989	18.716398	950,344.989	19.170490	88,670.515	12/31/03
(formerly	15.283446	989,812.242	15.283446	989,812.242	15.607910	102,239.939	12/31/02
Worldwide	20.772109	1,054,009.275	20.772109	1,054,009.275	21.150108	131,698.513	12/31/01
Growth)	27.117779	1,014,262.905	27.117779	1,014,262.905	27.528797	117,399.826	12/31/00
	32.558270	910,884.507	32.558270	910,884.507	32.953985	95,306.242	12/31/99
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and the Separate Account are included in the Statement of Additional Information.

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THE PORTFOLIO
The Separate Account currently offers the Closed Subaccount only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). The Closed Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolio, the investment advisory services and administrative services of the Portfolio and the charges of the Portfolio. There is no assurance that any Portfolio will achieve its stated objectives. You should read the Portfolio prospectus, the Contract Prospectus and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to this Closed Subaccount or the Subaccounts.
All dividends and capital gains distributed by the Portfolio are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.
The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor any Portfolio makes any representations or assurances that the investment performance of the Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio / Adviser	Investment Objective / Strategy
Janus Aspen Series
Worldwide Portfolio – Institutional Shares (formerly Worldwide Growth Portfolio)
Advisor – Janus Capital Management LLC
This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio normally invests in issuers from several different countries, including the U.S. The portfolio may, under unusual circumstances, invest in a single country. The portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities.
Expenses of the Portfolio
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectus and SAI for the Portfolio. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options.
You may allocate purchase payments to any of the Janus Aspen Worldwide Growth Portfolio Closed Subaccount only if you held Accumulation Units in the respective Closed Subaccount as of April 29, 2005.
This investment option will become unavailable to you once you no longer have Accumulation Units in that Closed Subaccount.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
THE COMMODORE AMERICUS®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
Supplemental Prospectus dated May 1, 2009
Annuity Investors Life Insurance Company (“the Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2009, for The Commodore Americus Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know regarding the Guaranteed Interest Rate Option.
Currently, you may not transfer amounts to the One-Year Guaranteed Interest Rate Option or to the Three-Year Guaranteed Interest Rate Option.
Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the unavailable Fixed Account Options described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Company, the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Americus is 033-65409.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured
▪	The Contracts are obligations of the Company and not of the bank or credit union
▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts
▪	The Contracts involve investment risk and may lose value

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
The Commodore Americus® Contracts
The Commodore Nauticus® Contracts
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009
This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account A (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of a Contract prospectus dated May 1, 2009, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.
We filed a separate Registration Statement with the SEC under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.

•	The Commodore Americus® Contract	File No. 33-65409
•	The Commodore Nauticus® Contract	File No. 33-59861
Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
SERVICES
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.
Experts
The financial statements of the Separate Account at December 31, 2008 and for each of the two years in the period then ended, and of the Company at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.
DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts to new purchasers has been suspended. Existing Contract or Certificate owners may make additional purchase payments, however. Although we do not anticipate any further offering of the Contracts, we reserve the right to resume offering any Contract.

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The approximate commissions received and retained by Great American Advisors®, Inc. (“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

	The Commodore Americus		The Commodore Nauticus
	Registration No. 33-65409		Registration No. 33-59861
	Received	Retained	Received	Retained
12/31/2008	$66,871	$7,598	$356,942	$27,178
12/31/2007	$105,687	$21,078	$436,188	$43,202
12/31/2006	$120,629	$13,101	$466,513	$34,411
PERFORMANCE INFORMATION
We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:
•	Standardized total return (average annual total return)
•	Adjusted historical total return
•	Non-standardized total return
•	Standardized yield (for Money Market Subaccounts)
Standardized Total Return—Average Annual Total Return
The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T) n = ERV
Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
N	=	number of years
ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.
Adjusted Historical Total Return
Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

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Non-Standardized Total Return—Cumulative Total Return
Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) - 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
P	=	a hypothetical initial payment of $1,000
In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.
Standardized Yield for the Money Market Subaccounts
Current Annualized Yield
Each of the Contracts allows for amounts to be allocated to the following Money Market Subaccounts and their corresponding Money Market Portfolios: BlackRock Money Market V.I. Fund and Dreyfus V.I.F. Money Market Portfolio.
In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.
The current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:

BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:
AUV at end of 7-day period - AUV at beginning of 7-day period AUV at beginning of 7-day period
Because the Net Asset Value of a Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for a Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for a Money Market Subaccount of the Separate Account will be lower than the yield for its corresponding Money Market Portfolio or any comparable substitute-funding vehicle.
Effective Yield
SEC rules also permit us to disclose the effective yield of a Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] – 1

5

Additional Information about Yields
The yield on amounts held in a Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the corresponding Money Market Portfolio or substitute funding vehicle, and operating expenses.
In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.
How to Obtain Current Yield Information
You may obtain current 7-day yield information for a Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.
BENEFIT UNIT TRANSFER FORMULAS
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 – BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans) BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
Where:
•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

6

FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

7

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-Tax Qualified Contracts
Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of non-tax qualified Contracts.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2008 and for the years ended December 31, 2008 and 2007, and the Company’s audited financial statements at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

8

Annuity Investors Life Insurance Company
Financial Statements
Years ended December 31, 2008, 2007 and 2006
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm
Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2008 and 2007, and the related statements of earnings, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 10, 2009

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET
(Dollars in thousands)

	December 31
	2008	2007
ASSETS
Invested assets:
Fixed maturities:
Available for sale — at fair value (amortized cost — $1,158,709 and $927,157)	$997,579	$921,706
Equity securities — at fair value
Common stocks (cost — $3,501 and $18,697)	2,304	14,563
Perpetual preferred stocks (cost — $3,000 and $0)	2,467	—
Policy loans	50,654	38,688
Cash and cash equivalents	85,407	49,794

Total cash and investments	1,138,411	1,024,751

Accrued investment income	12,778	11,855
Unamortized insurance acquisition costs, net	252,027	158,224
Receivables from affiliates	350	283
Deferred tax on unrealized losses	30,986	2,449
Other assets	4,651	6,269
Variable annuity assets (separate accounts)	415,896	692,493

Total assets	$1,855,099	$1,896,324

LIABILITIES
Annuity benefits accumulated	$1,308,588	$1,033,629
Current and deferred federal income tax payable	23,059	31,107
Accounts payable, accrued expenses, and other liabilities	10,019	11,768
Variable annuity liabilities (separate accounts)	415,896	692,493

Total liabilities	1,757,562	1,768,997

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	141,909	105,550
Retained earnings	10,676	23,827
Accumulated other comprehensive loss, net of tax	(57,548)	(4,550)

Total stockholder’s equity	97,537	127,327

Total liabilities and stockholder’s equity	$1,855,099	$1,896,324

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF EARNINGS
(In thousands)

	Year Ended December 31
	2008	2007	2006
Revenues:
Net investment income	$69,072	$54,239	$45,067
Realized losses on securities	(22,808)	(1,373)	(1,068)
Annuity policy charges	13,682	15,254	14,175
Other income	1,074	1,435	1,376

Total revenues	61,020	69,555	59,550

Costs and expenses:
Annuity benefits	41,587	29,668	26,803
Insurance acquisition expenses, net	28,790	17,446	13,708
Other expenses	13,298	10,527	8,746

Total costs and expenses	83,675	57,641	49,257

(Loss) earnings before income taxes	(22,655)	11,914	10,293
Provision for income tax (benefit) expense	(9,504)	2,602	2,791

Net (loss) earnings	$(13,151)	$9,312	$7,502

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2008	2007	2006
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning of year	$105,550	$100,550	$100,550
Capital contribution from parent — cash	32,000	—	—
Capital contribution from parent — non-cash	4,359	5,000	—

Balance at end of year	$141,909	$105,550	$100,550

Retained Earnings:
Balance at beginning of year	$23,827	$14,515	$7,013
Net (loss) earnings	(13,151)	9,312	7,502

Balance at end of year	$10,676	$23,827	$14,515

Accumulated other comprehensive (loss) income, net:
Balance at beginning of year	$(4,550)	$(968)	$1,199
Change in net unrealized losses on securities, net of tax	(52,998)	(3,582)	(2,167)

Balance at end of year	$(57,548)	$(4,550)	$(968)

Comprehensive (Loss) Income:
Net (loss) earnings	$(13,151)	$9,312	$7,502
Change in net unrealized losses during the year	(52,998)	(3,582)	(2,167)

Comprehensive (loss) income	$(66,149)	$5,730	$5,335

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2008	2007	2006
Cash flows from operating activities:
Net (loss) earnings	$(13,151)	$9,312	$7,502
Adjustments:
Benefits to annuity policyholders	41,587	29,668	26,803
Amortization of insurance acquisition costs	26,406	15,027	11,790
Depreciation and amortization	(3,519)	95	(470)
Realized losses on investments, net	22,808	1,373	1,068
Increase in insurance acquisition costs	(33,853)	(32,858)	(26,750)
Increase in accrued investment income	(923)	(1,317)	(1,599)
(Decrease) increase in payable to affiliates, net	(3,690)	2,813	24,741
(Decrease) increase in other liabilities	(1,565)	2,164	5,833
Increase in other assets	(5,948)	(1,230)	(1,136)
Other, net	1	(132)	(106)

Net cash provided by operating activities	28,153	24,915	47,676

Cash flows from investing activities:
Purchases of investments in:
Fixed maturities	(468,572)	(291,763)	(196,365)
Equity securities	(5,058)	(9,701)	(9,496)
Maturities and redemptions of fixed maturity investments Sales of:	70,318	46,713	34,215
Fixed maturity investments	148,563	78,122	96,940
Equity securities	7,705	595	—
Increase in policy loans, net	(11,966)	(9,903)	(8,522)

Net cash used in investing activities	(259,010)	(185,937)	(83,228)

Cash flows from financing activities:
Annuity receipts, net of separate account activity	418,334	319,271	277,237
Annuity surrenders, benefits, and withdrawals, net of separate account activity	(229,732)	(253,400)	(199,179)
Net transfers from variable annuity assets	45,868	59,629	25,764
Capital contribution from parent	32,000	5,000	—

Net cash provided by financing activities	266,470	130,500	103,822

Net increase (decrease) in cash and cash equivalents	35,613	(30,522)	68,270
Beginning cash and cash equivalents	49,794	80,316	12,046

Ending cash and cash equivalents	$85,407	$49,794	$80,316

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).
AILIC’s products include variable, fixed and fixed indexed annuities. The products are marketed to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.
FAIR VALUE MEASUREMENTS
Effective January 1, 2008, AILIC adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. In 2008, the FASB delayed the effective date of SFAS 157 for all nonrecurring fair value measurements of nonfinancial assets and liabilities until fiscal years beginning after November 15, 2008. Adoption of SFAS 157 did not have a significant impact on AILIC’s financial condition or results of operations.
INVESTMENTS
Fixed maturity securities and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in a separate component of stockholder’s equity. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost; policy loans are carried at the aggregate unpaid balance.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.
DERIVATIVES
Derivatives included in AILIC’s balance sheet are recorded at fair value and consist primarily of (i) the equity-based component of certain indexed-annuity products, (included in annuity benefits accumulated), and (ii) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in current earnings.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the statement of earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other Expenses.”
DPAC (principally commissions, advertising, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. Unamortized insurance acquisition costs also include capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.
DPAC related to annuity products is deferred to the extent deemed recoverable and is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.
To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses). DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of “Accumulated other comprehensive loss, net of tax” in the stockholder’s equity section of the Balance Sheet.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in “annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.
Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate account assets related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME TAXES
The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.
Deferred taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax basis and are measured using enacted tax rates. Deferred tax assets are recognized if it is more likely than not that a benefit will be realized.
AILIC implemented FASB Implementation No. 48, “Accounting for Uncertainty in Income Taxes (an interpretation of FASB Statement No. 109)” (“FIN 48”) on January 1, 2007. FIN 48 sets forth criteria for recognition and measurement of tax positions taken or expected to be taken in a tax return. FIN 48 requires that companies recognize the impact of a tax position if that position is more likely than not of being sustained on audit, based on the technical merits of the position. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure.
BENEFIT PLANS
Prior to July 1, 2006, GAFRI maintained a defined contribution plan that combined a retirement plan and 401(k) plan. Effective that date, the Company’s plan was merged with a similar plan sponsored by AFG. As a result, GAFRI employees who meet the eligibility requirements participate in that plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide health care benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.
STATEMENT OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from contract owners and providing them with a return on their investments. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS
The framework established by SFAS 157 for measuring fair value is based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:
Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.)
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.
Level 3 — Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.
AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available. AILIC’s level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities and mortgage-backed securities priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, readily available market information. AILIC’s management is responsible for the valuation process and uses data from outside sources in establishing fair value. This data is reviewed by internal investment professionals who determine appropriate fair value measurements.
Amounts reported as fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non performance risk of the Company.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
Assets and liabilities measured at fair value on December 31, 2008, are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities:
Available for Sale	$17,720	$941,196	$38,663	$997,579
Equity securities:
Common stocks	2,304	—	—	2,304
Perpetual preferred stocks	2,467	—	—	2,467
Separate account assets (a)	—	415,896	—	415,896
Other assets (purchase call options)	—	1,943	—	1,943

Total assets accounted for at fair value	$22,491	$1,359,035	$38,663	$1,420,189

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$16,122	$16,122

	$—	$—	$16,122	$16,122

(a)	Separate account liabilities equal the fair value for separate account assets.
Approximately 3% of the total assets measured at fair value were Level 3 assets. Approximately 53% of these assets were mortgage-backed securities whose fair value were determined primarily using non-binding broker quotes; the balance was primarily private placement debt whose fair values were determined internally using significant unobservable inputs, including the evaluation of underlying collateral and issuer creditworthiness, as well as certain Level 2 inputs such as comparable yields and multiples on similar publicly traded issues.
Changes in balances of Level 3 financial assets and liabilities during 2008 are presented below (in thousands). Transfers into (out of) Level 3 are due to a change in the availability of market observable inputs for individual securities and are reflected in the table at the fair value as of the date of transfer.

	Fixed Maturities	Embedded
	Available for Sale	Derivatives

Balance at January 1, 2008	$5,064	$12,959
Total realized/unrealized gains (losses):
Included in net income (loss)	(417)	(4,722)
Included in other comprehensive loss	(7,265)	—
Purchases, sales, issuances and settlements	35,817	7,885
Transfers into Level 3	5,464	—

Balance at December 31, 2008	$38,663	$16,122

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
The following table presents the carrying values and estimated fair values of the Company’s financial instruments December 31 (in thousands):

	2008		2007
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets
Fixed maturity investments	$997,579	$997,579	$921,706	$921,706
Equity securities	4,771	4,771	14,563	14,563
Policy loans	50,654	50,654	38,688	38,688
Cash and cash equivalents	85,407	85,407	49,794	49,794
Variable annuity assets (separate accounts)	415,896	415,896	692,493	692,493

Liabilities
Annuity benefits accumulated	$1,308,588	$1,154,502	$1,033,629	$971,072
Variable annuity liabilities (separate accounts)	415,896	415,896	692,493	692,493
The carrying value of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. Separate account assets are stated at the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. For 2007, the fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates and the fair value of annuities in the accumulation phase was assumed to be the policyholders’ cash surrender amount. For 2008, pursuant to SFAS No. 157, the fair value of all annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS
Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2008
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains		Losses

U.S. Government and government agencies and authorities	$23,167	$24,506		$1,617	$(278)
Public utilities	87,298	85,441		1,532	(3,389)
Mortgage-backed securities	511,911	398,780		129	(113,260)
All other corporate	536,333	488,852		4,955	(52,436)

	$1,158,709	$997,579		$8,233	$(169,363)

Common stocks	$3,501	$2,304	$		$(1,197)

Perpetual preferred stock	$3,000	$2,467		$—	$(533)

	2007
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$30,408	$31,068	$940	$(280)
Public utilities	67,695	68,519	1,317	(493)
Mortgage-backed securities	360,729	356,719	2,110	(6,120)
All other corporate	468,325	465,400	6,160	(9,085)

	$927,157	$921,706	$10,527	$(15,978)

Common stocks	$18,697	$14,563	$—	$(4,134)

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008 and 2007.

	2008
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$278	$5,849	$—	$—
Public utilities	2,086	28,676	1,303	14,323
Mortgage-backed securities	64,864	250,438	48,396	132,160
All other corporate	18,789	197,220	33,647	176,426

Total fixed maturity investments	$86,017	$482,183	$83,346	$322,909

Common stocks	$—	$—	$1,197	$1,904

Perpetual preferred stock	$533	$2,467	$—	$—

	2007
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$278	$2,853	$2	$2,999
Public utilities	210	7,974	283	12,054
Mortgage-backed securities	1,567	65,812	4,553	172,871
All other corporate	4,549	85,226	4,536	142,746

Total fixed maturity investments	$6,604	$161,865	$9,374	$330,670

Common stocks	$4,134	$14,563	$—	$—

The gross unrealized losses on AILIC’s fixed maturity investments increased during 2008 due primarily to the widespread deteriorating economic conditions resulting in wider spreads on certain of AILIC’s fixed income securities. At December 31, 2008, the gross unrealized losses on fixed maturities relate to approximately 457 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 92% of the total unrealized losses and 96% of the fair value. Of the mortgage-backed securities, 80% of the unrealized losses relate to AAA or AA rated securities. Management believes that AILIC will recover its cost basis in the securities having unrealized losses at December 31, 2008 and that AILIC has the ability and intent to hold such securities until they recover in value or mature.
AILIC’s $398.8 million investment in mortgage-backed securities (“MBSs”) represented approximately 40% of its fixed maturities at December 31, 2008. MBSs are subject to significant prepayment risk due to the fact that, in periods of declining interest rates, mortgages may be repaid more rapidly than scheduled as borrowers refinance higher rate mortgages to take advantage of lower rates. At December 31, 2008, approximately 84% of AILIC’s MBSs were rated “AAA” or “AA.” At December 31, 2008, AILIC owned $26.5 million (representing 3% of AILIC’s total fixed maturity portfolio) of MBSs in which the underlying collateral is subprime mortgages. At that date, the net unrealized loss on these securities was approximately $7.5 million. The securities are collateralized by substantially all fixed rate mortgages and have an overall average life of 4.20 years. At December 31, 2008,

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
AILIC owned approximately $73.0 million in Alt-A securities (risk profile between prime and subprime) with an average life of approximately 5.52 years, the vast majority of which are backed by fixed rate mortgages. The unrealized loss on Alt-A securities was $30.5 million at December 31, 2008.
The table below sets forth the scheduled maturities of AILIC’s fixed maturities based on fair value as of December 31, 2008 (in thousands). Asset-backed securities and other securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. Mortgage-backed securities had an average life of approximately 5.63 years at December 31, 2008.

	Amortized	Fair	Fair
	Cost	Value	Value %

Maturity
One year or less	$—	$—	—%
After one year through five years	74,282	72,578	7
After five years through ten years	454,724	418,916	42
After ten years	117,792	107,305	11

Subtotal	$646,798	$598,799	60

Mortgage-backed securities	511,911	398,780	40

Total bonds by maturity	$1,158,709	$997,579	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
Proceeds from sales of fixed maturity investments were $148.6 million in 2008, $78.1 million in 2007, and $96.9 million in 2006.
At December 31, 2008, U.S. Treasury Notes with a carrying value of $8.0 million were on deposit as required by the insurance departments of various states.
For the years ended December 31, 2008, 2007 and 2006, respectively, AILIC has recorded charges (included in realized losses on securities) of $21.3 million, $1.8 million and $0.3 million for other than temporary impairments of fixed maturity and equity securities. Gross gains and losses (excluding impairment writedowns and changes in fair value of derivatives) on available for sale fixed maturity investment transactions included in the Statement of Cash Flows consisted of the following (in millions):

	2008	2007	2006
Gross Gains	$2.5	$1.1	$0.4
Gross Losses	(10.5)	(1.8)	(1.8)

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
Net investment income by investment type consisted of the following (in thousands):

	2008	2007	2006
Fixed maturities	$65,002	$50,395	$42,031
Equity securities	301	73	—
Short-term investments	806	1,405	1,991
Cash on hand and on deposit	70	209	110
Policy loans	3,077	2,309	1,630
Other	321	366	411

Gross investment income	69,577	54,757	46,173
Investment expenses	(505)	(518)	(1,106)

Net investment income	$69,072	$54,239	$45,067

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.4 million in 2008, $0.5 million in 2007, and $1.1 million in 2006.
In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs related to annuities and certain other balance sheet amounts be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table (in thousands) shows the components of the net unrealized loss on securities that is included in Accumulated Other Comprehensive (Loss) Income in AILIC’s balance sheet.

	2008
	Pre-tax	Deferred Tax	Net
Unrealized loss on:
Fixed maturities — available for sale	$(161,130)	$56,396	$(104,734)
Equity securities	(1,730)	605	(1,125)
Deferred policy acquisition costs	73,688	(25,791)	47,897
Annuity benefits accumulated	638	(224)	414

	$(88,534)	$30,986	$(57,548)

	2007
	Pre-tax	Deferred Tax	Net
Unrealized loss on:
Fixed maturities — available for sale	$(5,451)	$1,907	$(3,544)
Equity securities	(4,134)	1,447	(2,687)
Deferred policy acquisition costs	2,587	(906)	1,681

	$(6,998)	$2,448	$(4,550)

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
E. UNAMORTIZED INSURANCE ACQUISITION COSTS
Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2008	2007
Deferred policy acquisition costs (“DPAC”)	$162,063	$146,640
Policyholder sales inducements	16,276	8,997
Unrealized DPAC adjustment	73,688	2,587

Unamortized insurance costs, net	$252,027	$158,224

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized losses on securities had actually been realized (see Note B to the Financial Statements).
During 2008, 2007 and 2006, the Company capitalized $8.1 million, $5.6 million and $3.2 million relating to sales inducements offered to annuity policyholders.
F. STOCKHOLDER’S EQUITY
Total statutory capital and surplus of the Company at December 31, 2008 and 2007, respectively, was $78.6 million and $65.9 million.
The maximum amount of dividends that can be paid to stockholder’s in 2009 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2009 will require prior approval based on statutory earned deficit.
Comprehensive income (loss) is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income (loss) includes net earnings (loss) and changes in net unrealized gains or losses on available for sale securities.
The change in net unrealized losses on marketable securities, a component of accumulated other comprehensive (loss) income, net, included the following for the year ended December 31 (in thousands):

	2008
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(104,343)	$36,520	$(67,823)
Realized losses on securities	22,808	(7,983)	14,825

Change in net unrealized losses on marketable securities	$(81,535)	$28,537	$(52,998)

	2007
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(6,883)	$2,409	$(4,474)
Realized losses on securities	1,373	(481)	892

Change in net unrealized losses on marketable securities	$(5,510)	$1,928	$(3,582)

	2006
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(4,401)	$1,538	$(2,863)
Realized losses on securities	1,068	(372)	696

Change in net unrealized losses on marketable securities	$(3,333)	$1,166	$(2,167)

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
G. FEDERAL INCOME TAXES
The Company’s 2008 effective tax benefit rate of 42% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.7 million relating to AILIC’s variable annuity separate accounts. The 2007 effective tax rate of 21.8% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.2 million.
Deferred tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes. The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on securities, included in the Balance Sheets in “Current and deferred federal income tax payable,” were as follows (in thousands):

	December 31,
	2008	2007

Deferred tax assets:
Policyholder liabilities	$26,196	$24,677
Investment securities	6,169	(355)
Other, net	3,146	2,502

	35,511	26,824
Deferred tax liabilities:
Unamortized insurance acquisition costs	(62,419)	(54,473)

Net deferred tax liability	$(26,908)	$(27,649)

The increase in the deferred tax asset related to investment securities at year end 2008 compared to 2007 is due primarily to impairments on AILIC’s investment portfolio.
In accordance with FIN 48 the Company had no uncertain tax positions at December 31, 2008, however, AILIC has an open tax item related to a separate account dividend received deduction that will be headed to IRS appeals.
As of December 31, 2008, AILIC’s 2006 through 2008 tax years remain subject to examination by the Internal Revenue Service.
H. ADDITIONAL INFORMATION
At December 31, 2008, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on those dates) exceeded the fair value of the underlying variable annuities by $191.3 million, compared to $41.4 million at December 31, 2007. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $2.3 million GAAP reserve at December 31, 2008 compared to a $0.4 million GAAP reserve at December 31, 2007. Death benefits paid in excess of the variable annuity account balances were $0.3 million, $0.3 million and $0.4 million for 2008, 2007 and 2006, respectively. The weighted average age of these policyholders was 47 years old at December 31, 2008.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2008, 2007 and 2006, AILIC paid $2.7 million, $4.0 million and $3.5 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2008, 2007 and 2006, AILIC paid $17.4 million, $18.9 million and $13.8 million, respectively, for services to affiliates.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
H. ADDITIONAL INFORMATION (CONTINUED)
AILIC expensed approximately $0.6 million in 2008, $0.5 million in 2007 and $0.3 million in 2006 for its retirement and employee savings plans.
I. RECENT ACCOUNTING STANDARDS
In March 2008, the Financial Accounting Standards Board issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” which is effective January 1, 2009, for calendar year companies. SFAS No. 161 amends and expands the disclosure requirements of SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities.” SFAS No. 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

18

Financial Statements
Annuity Investors Variable Account A
Year Ended December 31, 2008
With Report of Independent Registered
Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT A
Financial Statements
Year Ended December 31, 2008

Report of Independent Registered Public Accounting Firm
Contract Holders of Annuity Investors Variable Account A
and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account A (“the Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2008, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account A at December 31, 2008, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 10, 2009

1

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	438,807.431	$7,089,499	$3,479,743
Core Equity Fund	19,123.142	490,529	377,682
Government Securities Fund	108,593.361	1,341,568	1,417,143
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	149,429.180	1,867,969	1,132,674
Mid Cap Value Fund	152,672.751	2,060,724	1,493,139
Ultra Fund	12,158.985	121,248	73,683
Vista Fund	62,069.840	1,069,166	668,493
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	521,798.439	7,505,349	4,357,017
Global Allocation Fund	154,899.092	2,231,881	1,940,886
High Income Fund	163,938.431	1,227,786	768,871
Money Market Fund	846,215.395	846,215	846,215
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	144,487.189	3,573,343	2,869,516
Stock Index Fund, Inc.	538,564.419	16,025,998	12,376,211
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	368,577.816	3,476,816	2,347,841
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	283,386.163	10,139,493	8,184,192
Developing Leaders Portfolio	165,735.143	5,956,067	3,150,625
Growth and Income Portfolio	114,558.259	2,286,308	1,520,188
Money Market Portfolio	1,008,158.950	1,008,159	1,008,159
DWS Investments VIT Funds — Class A:
Small Cap Index	124,975.564	1,762,928	1,078,539
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	842,874.140	20,484,477	19,301,817
Forty Portfolio	132,936.703	3,404,706	3,053,557
Mid Cap Growth Portfolio	246,343.850	5,895,010	5,237,271
Worldwide Growth Portfolio	382,701.300	11,255,925	7,374,654
Janus Aspen Series — Service Shares:
International Growth Portfolio	152,004.792	7,197,754	3,953,644
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	22,123.114	914,815	567,900
Main Street Fund	14,163.905	331,730	206,226
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	42,975.312	325,009	243,240
Real Return Portfolio	154,089.252	1,928,027	1,735,046
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	300,568.566	3,362,615	2,978,634
U.S. Mid Cap Value Portfolio	94,390.946	1,444,019	725,866
U.S. Real Estate Portfolio	238,587.901	4,386,908	1,958,807
The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund - 1.25% series contract	413,876.628	$7.974497	$3,300,458
Capital Development Fund - 0.95% series contract	21,969.063	8.160793	179,285
Core Equity Fund - 1.25% series contract	46,146.985	7.971070	367,841
Core Equity Fund - 0.95% series contract	1,224.616	8.036226	9,841
Government Securities Fund - 1.25% series contract	100,138.055	13.587730	1,360,649
Government Securities Fund - 0.95% series contract	4,062.919	13.904891	56,494
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.25% series contract	146,167.141	7.633677	1,115,793
Large Company Value Fund - 0.95% series contract	2,186.782	7.719337	16,881
Mid Cap Value Fund - 1.25% series contract	148,438.694	9.665945	1,434,800
Mid Cap Value Fund - 0.95% series contract	5,968.575	9.774376	58,339
Ultra Fund - 1.25% series contract	9,338.482	7.245208	67,659
Ultra Fund - 0.95% series contract	822.233	7.326500	6,024
Vista Fund - 1.25% series contract	73,119.622	8.622412	630,468
Vista Fund - 0.95% series contract	4,361.039	8.719167	38,025
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund - 1.25% series contract	221,409.243	19.214385	4,254,242
Basic Value Fund - 0.95% series contract	5,143.588	19.981111	102,775
Global Allocation Fund - 1.25% series contract	90,253.537	20.354500	1,837,066
Global Allocation Fund - 0.95% series contract	4,904.864	21.166763	103,820
High Income Fund - 1.25% series contract	61,740.138	11.997956	740,755
High Income Fund - 0.95% series contract	2,254.675	12.470032	28,116
Money Market Fund - 1.25% series contract	601,238.869	1.313136	789,508
Money Market Fund - 0.95% series contract	41,910.296	1.353058	56,707
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.25% series contract	218,171.699	11.622399	2,535,679
Socially Responsible Growth Fund, Inc. - 0.95% series contract	27,620.729	12.086467	333,837
Stock Index Fund, Inc. - 1.25% series contract	789,479.677	15.038587	11,872,659
Stock Index Fund, Inc. - 0.95% series contract	32,198.953	15.638759	503,552
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.25% series contract	289,394.563	7.757603	2,245,008
Technology Growth Portfolio - 0.95% series contract	13,108.638	7.844649	102,833
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio - 1.25% series contract	448,561.003	17.287881	7,754,669
Appreciation Portfolio - 0.95% series contract	23,891.958	17.977722	429,523
Developing Leaders Portfolio - 1.25% series contract	311,061.041	9.675439	3,009,652
Developing Leaders Portfolio - 0.95% series contract	14,069.454	10.019784	140,973
Growth and Income Portfolio - 1.25% series contract	155,010.579	9.198753	1,425,904
Growth and Income Portfolio - 0.95% series contract	9,897.496	9.526058	94,284
Money Market Portfolio - 1.25% series contract	859,060.272	1.091696	937,833
Money Market Portfolio - 0.95% series contract	63,780.313	1.102633	70,326
DWS Investments VIT Funds — Class A:
Small Cap Index - 1.25% series contract	93,375.328	11.040204	1,030,883
Small Cap Index - 0.95% series contract	4,193.161	11.365292	47,656
Janus Aspen Series — Institutional Shares:
Balanced Portfolio - 1.25% series contract	678,738.756	25.045830	16,999,575
Balanced Portfolio - 0.95% series contract	88,393.055	26.045511	2,302,242
Forty Portfolio - 1.25% series contract	340,745.535	8.605297	2,932,217
Forty Portfolio - 0.95% series contract	13,697.214	8.858714	121,340
Mid Cap Growth Portfolio - 1.25% series contract	368,932.578	13.705224	5,056,304
Mid Cap Growth Portfolio - 0.95% series contract	12,697.115	14.252575	180,967
Worldwide Growth Portfolio - 1.25% series contract	487,311.412	13.979734	6,812,484
Worldwide Growth Portfolio - 0.95% series contract	38,669.594	14.537779	562,170
The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Continued) (Note 2):
Janus Aspen Series — Service Shares:
International Growth Portfolio - 1.25% series contract	358,898.577	$10.713638	$3,845,109
International Growth Portfolio - 0.95% series contract	9,899.347	10.963884	108,535
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund - 1.25% series contract	78,099.398	7.066596	551,897
Capital Appreciation Fund - 0.95% series contract	2,239.514	7.145918	16,003
Main Street Fund - 1.25% series contract	24,920.246	7.793221	194,209
Main Street Fund - 0.95% series contract	1,524.923	7.880666	12,017
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 1.25% series contract	26,634.397	8.762768	233,391
High Yield Portfolio - 0.95% series contract	1,111.513	8.861040	9,849
Real Return Portfolio - 1.25% series contract	166,170.992	9.948143	1,653,093
Real Return Portfolio - 0.95% series contract	8,146.666	10.059707	81,953
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.25% series contract	191,870.029	14.478010	2,777,896
Core Plus Fixed Income Portfolio - 0.95% series contract	13,388.814	14.992986	200,738
U.S. Mid Cap Value Portfolio - 1.25% series contract	85,111.168	8.438291	718,193
U.S. Mid Cap Value Portfolio - 0.95% series contract	899.265	8.532963	7,673
U.S. Real Estate Portfolio - 1.25% series contract	89,003.226	20.687160	1,841,224
U.S. Real Estate Portfolio - 0.95% series contract	5,488.539	21.423309	117,583
The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS
For The Year Ended December 31, 2008

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	$0	$69,618	$(69,618)	$(302,404)	$696,451	$(3,670,101)	$(3,276,054)	$(3,345,672)
Core Equity Fund	10,715	5,401	5,314	5,705	0	(164,255)	(158,550)	(153,236)
Government Securities Fund	50,518	13,046	37,472	6,523	0	81,150	87,673	125,145
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	33,142	18,752	14,390	(36,712)	44,110	(717,548)	(710,150)	(695,760)
Mid Cap Value Fund	2,005	23,928	(21,923)	(76,083)	0	(434,138)	(510,221)	(532,144)
Ultra Fund	0	1,353	(1,353)	(7,379)	18,074	(66,886)	(56,191)	(57,544)
Vista Fund	0	13,506	(13,506)	33,000	56,395	(764,733)	(675,338)	(688,844)
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	138,078	75,648	62,430	(35,575)	64,655	(2,798,732)	(2,769,652)	(2,707,222)
Global Allocation Fund	49,195	27,892	21,303	59,591	8,796	(607,278)	(538,891)	(517,588)
High Income Fund	106,641	15,789	90,852	(86,289)	0	(369,415)	(455,704)	(364,852)
Money Market Fund	21,701	13,165	8,536	0	0	0	0	8,536
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	30,814	49,318	(18,504)	(346,910)	0	(1,286,046)	(1,632,956)	(1,651,460)
Stock Index Fund, Inc.	359,083	212,850	146,233	(243,184)	0	(7,626,178)	(7,869,362)	(7,723,129)
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	0	41,618	(41,618)	(30,152)	0	(1,655,137)	(1,685,289)	(1,726,907)
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	221,258	135,934	85,324	(126,064)	824,193	(4,569,134)	(3,871,005)	(3,785,681)
Developing Leaders Portfolio	42,119	57,328	(15,209)	(273,067)	252,369	(2,024,361)	(2,045,059)	(2,060,268)
Growth and Income Portfolio	14,488	27,934	(13,446)	(40,745)	292,336	(1,373,151)	(1,121,560)	(1,135,006)
Money Market Portfolio	18,503	10,325	8,178	0	0	0	0	8,178
DWS Investments VIT Funds — Class A:
Small Cap Index	21,997	17,257	4,740	(38,558)	139,874	(667,596)	(566,280)	(561,540)
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	621,307	284,865	336,442	243,586	1,637,121	(6,390,864)	(4,510,157)	(4,173,715)
Forty Portfolio	6,228	57,481	(51,253)	377,882	0	(2,788,918)	(2,411,036)	(2,462,289)
Mid Cap Growth Portfolio	20,292	101,885	(81,593)	63,143	466,605	(4,679,590)	(4,149,842)	(4,231,435)
Worldwide Growth Portfolio	135,386	141,865	(6,479)	(1,218,402)	0	(5,252,742)	(6,471,144)	(6,477,623)
Janus Aspen Series — Service Shares:
International Growth Portfolio	170,539	78,505	92,034	487,066	914,105	(5,700,865)	(4,299,694)	(4,207,660)
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	728	7,577	(6,849)	1,477	0	(385,066)	(383,589)	(390,438)
Main Street Fund	4,339	3,408	931	328	18,850	(145,087)	(125,909)	(124,978)
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	25,251	4,020	21,231	(32,779)	690	(71,644)	(103,733)	(82,502)
Real Return Portfolio	67,087	23,760	43,327	1,918	2,709	(221,877)	(217,250)	(173,923)
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	151,204	40,770	110,434	(73,177)	0	(438,554)	(511,731)	(401,297)
U.S. Mid Cap Value Portfolio	7,516	11,330	(3,814)	(53,346)	274,244	(697,148)	(476,250)	(480,064)
U.S. Real Estate Portfolio	109,092	39,363	69,729	(134,506)	1,196,465	(2,376,585)	(1,314,626)	(1,244,897)
The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
For The Year Ended December 31, 2008

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	$(69,618)	$(302,404)	$696,451	$(3,670,101)	$(3,345,672)	$650,330	$863,317	$(711,648)	$(924,635)	$(4,270,307)	$7,750,050	$3,479,743
Core Equity Fund	5,314	5,705	0	(164,255)	(153,236)	67,535	72,866	38,190	32,859	(120,377)	498,059	377,682
Government Securities Fund	37,472	6,523	0	81,150	125,145	143,269	189,585	526,906	480,590	605,735	811,408	1,417,143
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	14,390	(36,712)	44,110	(717,548)	(695,760)	193,732	254,689	(28,395)	(89,352)	(785,112)	1,917,786	1,132,674
Mid Cap Value Fund	(21,923)	(76,083)	0	(434,138)	(532,144)	245,872	386,951	(245,514)	(386,593)	(918,737)	2,411,876	1,493,139
Ultra Fund	(1,353)	(7,379)	18,074	(66,886)	(57,544)	19,025	18,807	(7,204)	(6,986)	(64,530)	138,213	73,683
Vista Fund	(13,506)	33,000	56,395	(764,733)	(688,844)	125,273	237,224	(61,251)	(173,202)	(862,046)	1,530,539	668,493
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	62,430	(35,575)	64,655	(2,798,732)	(2,707,222)	773,263	967,453	(381,077)	(575,267)	(3,282,489)	7,639,506	4,357,017
Global Allocation Fund	21,303	59,591	8,796	(607,278)	(517,588)	265,637	295,868	134,602	104,371	(413,217)	2,354,103	1,940,886
High Income Fund	90,852	(86,289)	0	(369,415)	(364,852)	88,049	366,769	(90,474)	(369,194)	(734,046)	1,502,917	768,871
Money Market Fund	8,536	0	0	0	8,536	112,684	205,479	5,143	(87,652)	(79,116)	925,331	846,215
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(18,504)	(346,910)	0	(1,286,046)	(1,651,460)	309,743	526,726	(232,905)	(449,888)	(2,101,348)	4,970,864	2,869,516
Stock Index Fund, Inc.	146,233	(243,184)	0	(7,626,178)	(7,723,129)	1,380,800	2,020,866	(754,094)	(1,394,160)	(9,117,289)	21,493,500	12,376,211
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(41,618)	(30,152)	0	(1,655,137)	(1,726,907)	354,529	413,266	(173,956)	(232,693)	(1,959,600)	4,307,441	2,347,841
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	85,324	(126,064)	824,193	(4,569,134)	(3,785,681)	845,739	1,519,420	(964,557)	(1,638,238)	(5,423,919)	13,608,111	8,184,192
Developing Leaders Portfolio	(15,209)	(273,067)	252,369	(2,024,361)	(2,060,268)	424,559	710,001	(507,985)	(793,427)	(2,853,695)	6,004,320	3,150,625
Growth and Income Portfolio	(13,446)	(40,745)	292,336	(1,373,151)	(1,135,006)	171,915	417,569	(201,056)	(446,710)	(1,581,716)	3,101,904	1,520,188
Money Market Portfolio	8,178	0	0	0	8,178	150,850	292,582	625,070	483,338	491,516	516,643	1,008,159
DWS Investments VIT Funds — Class A:
Small Cap Index	4,740	(38,558)	139,874	(667,596)	(561,540)	246,332	348,618	(23,062)	(125,348)	(686,888)	1,765,427	1,078,539
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	336,442	243,586	1,637,121	(6,390,864)	(4,173,715)	1,482,687	3,983,750	(597,868)	(3,098,931)	(7,272,646)	26,574,463	19,301,817
Forty Portfolio	(51,253)	377,882	0	(2,788,918)	(2,462,289)	462,624	535,583	88,016	15,057	(2,447,232)	5,500,789	3,053,557
Mid Cap Growth Portfolio	(81,593)	63,143	466,605	(4,679,590)	(4,231,435)	522,113	1,148,742	(265,769)	(892,398)	(5,123,833)	10,361,104	5,237,271
Worldwide Growth Portfolio	(6,479)	(1,218,402)	0	(5,252,742)	(6,477,623)	612,955	1,473,446	(784,567)	(1,645,058)	(8,122,681)	15,497,335	7,374,654
Janus Aspen Series — Service Shares:
International Growth Portfolio	92,034	487,066	914,105	(5,700,865)	(4,207,660)	1,060,766	971,075	133,861	223,552	(3,984,108)	7,937,752	3,953,644
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	(6,849)	1,477	0	(385,066)	(390,438)	138,511	62,035	405,217	481,693	91,255	476,645	567,900
Main Street Fund	931	328	18,850	(145,087)	(124,978)	86,515	106,652	(41,398)	(61,535)	(186,513)	392,739	206,226
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	21,231	(32,779)	690	(71,644)	(82,502)	43,705	86,535	(32,064)	(74,894)	(157,396)	400,636	243,240
Real Return Portfolio	43,327	1,918	2,709	(221,877)	(173,923)	342,058	326,944	341,617	356,731	182,808	1,552,238	1,735,046
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	110,434	(73,177)	0	(438,554)	(401,297)	404,072	643,481	(113,681)	(353,090)	(754,387)	3,733,021	2,978,634
U.S. Mid Cap Value Portfolio	(3,814)	(53,346)	274,244	(697,148)	(480,064)	198,783	175,169	(27,869)	(4,255)	(484,319)	1,210,185	725,866
U.S. Real Estate Portfolio	69,729	(134,506)	1,196,465	(2,376,585)	(1,244,897)	388,245	554,128	(477,422)	(643,305)	(1,888,202)	3,847,009	1,958,807
The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
For The Year Ended December 31, 2007

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	$(102,294)	$381,698	$616,144	$(110,840)	$784,708	$764,663	$1,574,957	$(168,706)	$(979,000)	$(194,292)	$7,944,342	$7,750,050
Core Equity Fund	(1,067)	28,238	0	10,479	37,650	91,380	136,049	(17,356)	(62,025)	(24,375)	522,434	498,059
Government Securities Fund	21,839	(3,472)	0	18,310	36,677	111,198	89,300	8,578	30,476	67,153	744,255	811,408
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	(11,604)	78,332	2,507	(115,002)	(45,767)	275,999	380,040	227,616	123,575	77,808	1,839,978	1,917,786
Mid Cap Value Fund	(17,279)	69,675	32,388	(129,896)	(45,112)	367,076	882,175	(111,005)	(626,104)	(671,216)	3,083,092	2,411,876
Ultra Fund	(1,236)	100	0	19,323	18,187	17,356	1,204	33,092	49,244	67,431	70,782	138,213
Vista Fund	(15,716)	45,215	0	360,594	390,093	114,875	157,818	132,682	89,739	479,832	1,050,707	1,530,539
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	17,355	276,273	990,251	(1,199,429)	84,450	880,518	1,635,650	327,979	(427,153)	(342,703)	7,982,209	7,639,506
Global Allocation Fund	38,170	84,328	107,915	77,996	308,409	256,529	313,244	232,324	175,609	484,018	1,870,085	2,354,103
High Income Fund	103,566	25,609	0	(110,674)	18,501	112,437	230,074	6,621	(111,016)	(92,515)	1,595,432	1,502,917
Money Market Fund	24,461	0	0	0	24,461	100,401	221,163	117,461	(3,301)	21,160	904,171	925,331
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(35,995)	(351,552)	0	724,342	336,795	370,748	998,367	(285,938)	(913,557)	(576,762)	5,547,626	4,970,864
Stock Index Fund, Inc.	104,692	59,730	0	806,349	970,771	1,667,304	4,448,628	(590,089)	(3,371,413)	(2,400,642)	23,894,142	21,493,500
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(56,525)	82,860	0	541,431	567,766	413,545	1,064,571	(413,496)	(1,064,522)	(496,756)	4,804,197	4,307,441
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	46,406	295,522	0	464,753	806,681	1,065,491	1,748,634	(669,034)	(1,352,177)	(545,496)	14,153,607	13,608,111
Developing Leaders Portfolio	(33,958)	21,927	1,082,247	(1,873,834)	(803,618)	654,048	2,092,042	(719,146)	(2,157,140)	(2,960,758)	8,965,078	6,004,320
Growth and Income Portfolio	(15,262)	35,684	152,094	48,079	220,595	212,341	485,604	(189,043)	(462,306)	(241,711)	3,343,615	3,101,904
Money Market Portfolio	14,929	0	0	0	14,929	94,762	97,260	145,587	143,089	158,018	358,625	516,643
DWS Investments VIT Funds — Class A:
Small Cap Index	(6,610)	89,801	117,766	(251,627)	(50,670)	280,005	346,647	101,039	34,397	(16,273)	1,781,700	1,765,427
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	360,166	280,034	0	1,767,123	2,407,323	1,846,236	4,889,007	(555,156)	(3,597,927)	(1,190,604)	27,765,067	26,574,463
Forty Portfolio	(44,141)	393,344	0	1,144,895	1,494,098	420,877	870,351	(50,406)	(499,880)	994,218	4,506,571	5,500,789
Mid Cap Growth Portfolio	(106,158)	(1,074,226)	56,476	3,040,762	1,916,854	626,728	1,895,038	(319,685)	(1,587,995)	328,859	10,032,245	10,361,104
Worldwide Growth Portfolio	(81,532)	(906,853)	0	2,390,693	1,402,308	819,503	2,936,134	(811,891)	(2,928,522)	(1,526,214)	17,023,549	15,497,335
Janus Aspen Series — Service Shares:
International Growth Portfolio	(51,894)	461,649	0	1,126,567	1,536,322	943,269	759,728	1,314,720	1,498,261	3,034,583	4,903,169	7,937,752
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	(3,259)	9,125	0	25,597	31,463	96,777	30,742	186,946	252,981	284,444	192,201	476,645
Main Street Fund	(1,270)	14,382	0	(6,796)	6,316	90,802	72,015	108,932	127,719	134,035	258,704	392,739
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	21,694	(11)	0	(14,721)	6,962	61,554	52,792	104,565	113,327	120,289	280,347	400,636
Real Return Portfolio	39,001	(8,379)	2,713	72,731	106,066	232,980	73,619	391,618	550,979	657,045	895,193	1,552,238
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	85,509	10,496	0	50,038	146,043	491,350	520,512	141,018	111,856	257,899	3,475,122	3,733,021
U.S. Mid Cap Value Portfolio	(6,984)	28,505	121,197	(69,919)	72,799	227,059	223,557	207,475	210,977	283,776	926,409	1,210,185
U.S. Real Estate Portfolio	(6,648)	802,342	448,757	(2,151,533)	(907,082)	564,675	774,203	(672,863)	(882,391)	(1,789,473)	5,636,482	3,847,009
The accompanying notes are an integral part of these financial statements.

7

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
December 31, 2008
(1)	ORGANIZATION

Annuity Investors Variable Account A (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2008 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:
AIM Variable Insurance Funds, Inc. – Series I Shares:
•	Capital Development Fund

•	Core Equity Fund

•	Government Securities Fund
American Century Variable Portfolios – Class I Shares:
•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

•	Vista Fund
BlackRock Variable Series Funds, Inc. – Class I:
•	Basic Value Fund

•	Global Allocation Fund

•	High Income Fund

•	Money Market Fund
Dreyfus Funds – Initial Shares:
•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.
Dreyfus Investment Portfolio – Initial Shares:
•	Technology Growth Portfolio
Dreyfus Variable Investment Fund – Initial Shares:
•	Appreciation Portfolio

•	Developing Leaders Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio
DWS Investments VIT Funds – Class A:
•	Small Cap Index
Janus Aspen Series – Institutional Shares:
•	Balanced Portfolio

•	Forty Portfolio

•	Mid Cap Growth Portfolio

•	Worldwide Growth Portfolio
Janus Aspen Series – Service Shares:
•	International Growth Portfolio

8

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued
Oppenheimer Variable Account Funds – Non-Service Shares:
•	Capital Appreciation Fund

•	Main Street Fund
PIMCO Variable Insurance Trust – Administrative Class:
•	High Yield Portfolio

•	Real Return Portfolio
Van Kampen Universal Institutional Funds, Inc. – Class I:
•	Core Plus Fixed Income Portfolio

•	U.S. Mid Cap Value Portfolio

•	U.S. Real Estate Portfolio
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.

Fair Value Measurements

Effective January 1, 2008, the Account adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Account’s assumptions about the assumptions market participants would use in pricing the asset or liability. Adoption of SFAS 157 had no effect on the recorded amounts of the assets in the Account.

The framework established in SFAS 157 for measuring fair value is based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

9

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — Continued

Level 3 – Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued within the above SFAS 157 fair value hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

10

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 2008, are as follows:

	2008
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	$1,118,513	$1,416,317
Core Equity Fund	140,707	102,534
Government Securities Fund	836,402	318,339
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	302,764	333,618
Mid Cap Value Fund	157,696	566,212
Ultra Fund	43,264	33,528
Vista Fund	262,613	392,926
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	803,360	1,251,543
Global Allocation Fund	522,622	388,153
High Income Fund	176,518	454,860
Money Market Fund	193,780	272,895
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	206,202	674,594
Stock Index Fund, Inc.	1,067,514	2,315,441
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	261,122	535,434
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	1,440,194	2,168,913
Developing Leaders Portfolio	535,131	1,091,398
Growth and Income Portfolio	439,575	607,395
Money Market Portfolio	913,693	422,176
DWS Investments VIT Funds — Class A:
Small Cap Index	490,081	470,814
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	3,299,152	4,424,519
Forty Portfolio	817,825	854,022
Mid Cap Growth Portfolio	897,108	1,404,495
Worldwide Growth Portfolio	342,095	1,993,632
Janus Aspen Series — Service Shares:
International Growth Portfolio	3,033,759	1,804,067
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	607,714	132,870
Main Street Fund	118,878	160,633
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	166,114	219,086
Real Return Portfolio	1,163,459	760,693
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	672,245	914,900
U.S. Mid Cap Value Portfolio	649,686	383,510
U.S. Real Estate Portfolio	1,601,850	978,961

11

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under the 1.25% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $1,542,920 for the year ended December 31, 2008.

In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the 0.95% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $82,571 for the year ended December 31, 2008.

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $62,427 for the year ended December 31, 2008.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

12

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund - 1.25% series contract	475,994.579	88,856.025	150,973.976	413,876.628
Capital Development Fund - 0.95% series contract	31,723.107	1,427.736	11,181.780	21,969.063
Core Equity Fund - 1.25% series contract	41,625.124	18,314.215	13,792.354	46,146.985
Core Equity Fund - 0.95% series contract	1,469.174	688.692	933.250	1,224.616
Government Securities Fund - 1.25% series contract	64,034.932	79,521.702	43,418.579	100,138.055
Government Securities Fund - 0.95% series contract	2,147.411	3,246.297	1,330.789	4,062.919
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.25% series contract	153,225.450	34,860.853	41,919.162	146,167.141
Large Company Value Fund - 0.95% series contract	2,341.102	254.524	408.844	2,186.782
Mid Cap Value Fund - 1.25% series contract	179,311.466	31,433.933	62,306.705	148,438.694
Mid Cap Value Fund - 0.95% series contract	7,031.118	263.567	1,326.110	5,968.575
Ultra Fund - 1.25% series contract	10,188.375	3,972.299	4,822.192	9,338.482
Ultra Fund - 0.95% series contract	828.233	0.000	6.000	822.233
Vista Fund - 1.25% series contract	83,240.285	22,826.786	32,947.449	73,119.622
Vista Fund - 0.95% series contract	6,755.896	1,336.786	3,731.643	4,361.039
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund - 1.25% series contract	238,453.589	60,824.277	77,868.623	221,409.243
Basic Value Fund - 0.95% series contract	9,448.413	342.411	4,647.236	5,143.588
Global Allocation Fund - 1.25% series contract	85,651.075	49,274.687	44,672.225	90,253.537
Global Allocation Fund - 0.95% series contract	6,149.618	1,254.221	2,498.975	4,904.864
High Income Fund - 1.25% series contract	83,118.965	7,201.042	28,579.869	61,740.138
High Income Fund - 0.95% series contract	4,328.151	372.043	2,445.519	2,254.675
Money Market Fund - 1.25% series contract	610,689.015	178,795.931	188,246.077	601,238.869
Money Market Fund - 0.95% series contract	97,913.376	12,795.864	68,798.944	41,910.296
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.25% series contract	243,144.129	29,426.115	54,398.545	218,171.699
Socially Responsible Growth Fund, Inc. - 0.95% series contract	32,598.651	564.029	5,541.951	27,620.729
Stock Index Fund, Inc. - 1.25% series contract	840,653.191	116,246.944	167,420.458	789,479.677
Stock Index Fund, Inc. - 0.95% series contract	44,804.427	782.054	13,387.528	32,198.953
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.25% series contract	305,423.142	46,384.180	62,412.759	289,394.563
Technology Growth Portfolio - 0.95% series contract	16,925.080	1,873.810	5,690.252	13,108.638
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio - 1.25% series contract	517,511.780	63,103.548	132,054.325	448,561.003
Appreciation Portfolio - 0.95% series contract	28,998.547	154.018	5,260.607	23,891.958
Developing Leaders Portfolio - 1.25% series contract	358,662.134	49,094.941	96,696.034	311,061.041
Developing Leaders Portfolio - 0.95% series contract	23,010.660	292.102	9,233.308	14,069.454
Growth and Income Portfolio - 1.25% series contract	181,394.405	17,773.104	44,156.930	155,010.579
Growth and Income Portfolio - 0.95% series contract	16,486.976	668.538	7,258.018	9,897.496
Money Market Portfolio - 1.25% series contract	438,158.598	928,806.876	507,905.202	859,060.272
Money Market Portfolio - 0.95% series contract	40,318.223	25,011.876	1,549.786	63,780.313
DWS Investments VIT Funds — Class A:
Small Cap Index - 1.25% series contract	97,407.310	35,376.336	39,408.318	93,375.328
Small Cap Index - 0.95% series contract	6,442.135	691.763	2,940.737	4,193.161
Janus Aspen Series — Institutional Shares:
Balanced Portfolio - 1.25% series contract	775,768.578	121,635.259	218,665.081	678,738.756
Balanced Portfolio - 0.95% series contract	102,253.422	807.233	14,667.600	88,393.055
Forty Portfolio - 1.25% series contract	336,346.406	100,642.630	96,243.501	340,745.535
Forty Portfolio - 0.95% series contract	15,765.116	3,909.900	5,977.802	13,697.214
Mid Cap Growth Portfolio - 1.25% series contract	399,380.581	44,284.507	74,732.510	368,932.578
Mid Cap Growth Portfolio - 0.95% series contract	20,001.923	1,022.752	8,327.560	12,697.115
Worldwide Growth Portfolio - 1.25% series contract	551,800.681	43,428.154	107,917.423	487,311.412
Worldwide Growth Portfolio - 0.95% series contract	52,040.143	1,127.211	14,497.760	38,669.594

13

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Janus Aspen Series — Service Shares:
International Growth Portfolio - 1.25% series contract	334,924.940	213,027.014	189,053.377	358,898.577
International Growth Portfolio - 0.95% series contract	14,274.561	2,902.907	7,278.121	9,899.347
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund - 1.25% series contract	34,196.988	76,084.535	32,182.125	78,099.398
Capital Appreciation Fund - 0.95% series contract	2,072.537	721.915	554.938	2,239.514
Main Street Fund - 1.25% series contract	26,387.912	17,784.431	19,252.097	24,920.246
Main Street Fund - 0.95% series contract	4,196.765	532.319	3,204.161	1,524.923
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 1.25% series contract	30,726.405	15,840.753	19,932.761	26,634.397
High Yield Portfolio - 0.95% series contract	3,761.871	78.290	2,728.648	1,111.513
Real Return Portfolio - 1.25% series contract	134,989.321	139,745.065	108,563.394	166,170.992
Real Return Portfolio - 0.95% series contract	8,152.916	12,875.776	12,882.026	8,146.666
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.25% series contract	216,365.806	59,930.717	84,426.494	191,870.029
Core Plus Fixed Income Portfolio - 0.95% series contract	11,876.009	6,881.510	5,368.705	13,388.814
U.S. Mid Cap Value Portfolio - 1.25% series contract	79,680.202	52,027.191	46,596.225	85,111.168
U.S. Mid Cap Value Portfolio - 0.95% series contract	3,436.447	161.755	2,698.937	899.265
U.S. Real Estate Portfolio - 1.25% series contract	107,458.198	23,710.611	42,165.583	89,003.226
U.S. Real Estate Portfolio - 0.95% series contract	6,374.611	366.465	1,252.537	5,488.539

14

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund - 1.25% series contract	538,627.913	76,972.805	139,606.139	475,994.579
Capital Development Fund - 0.95% series contract	31,192.061	3,448.179	2,917.133	31,723.107
Core Equity Fund - 1.25% series contract	46,361.612	9,915.485	14,651.973	41,625.124
Core Equity Fund - 0.95% series contract	1,901.207	3,528.952	3,960.985	1,469.174
Government Securities Fund - 1.25% series contract	61,706.979	14,417.234	12,089.281	64,034.932
Government Securities Fund - 0.95% series contract	2,041.864	141.972	36.425	2,147.411
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.25% series contract	143,448.851	49,201.851	39,425.252	153,225.450
Large Company Value Fund - 0.95% series contract	2,062.816	2,282.567	2,004.281	2,341.102
Mid Cap Value Fund - 1.25% series contract	219,796.341	46,489.675	86,974.550	179,311.466
Mid Cap Value Fund - 0.95% series contract	10,006.181	932.097	3,907.160	7,031.118
Ultra Fund - 1.25% series contract	6,407.709	3,909.949	129.283	10,188.375
Ultra Fund - 0.95% series contract	336.492	491.741	0.000	828.233
Vista Fund - 1.25% series contract	80,073.506	21,885.633	18,718.854	83,240.285
Vista Fund - 0.95% series contract	5,221.697	2,179.237	645.038	6,755.896
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund - 1.25% series contract	249,996.235	46,898.972	58,441.618	238,453.589
Basic Value Fund - 0.95% series contract	10,435.860	742.216	1,729.663	9,448.413
Global Allocation Fund - 1.25% series contract	78,734.127	22,480.428	15,563.480	85,651.075
Global Allocation Fund - 0.95% series contract	5,545.540	2,043.506	1,439.428	6,149.618
High Income Fund - 1.25% series contract	89,142.086	9,542.212	15,565.333	83,118.965
High Income Fund - 0.95% series contract	4,729.385	108.142	509.376	4,328.151
Money Market Fund - 1.25% series contract	618,813.280	273,746.285	281,870.550	610,689.015
Money Market Fund - 0.95% series contract	92,972.957	4,940.419	0.000	97,913.376
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.25% series contract	290,528.144	23,203.615	70,587.630	243,144.129
Socially Responsible Growth Fund, Inc. - 0.95% series contract	37,171.777	492.569	5,065.695	32,598.651
Stock Index Fund, Inc. - 1.25% series contract	960,052.937	82,981.035	202,380.781	840,653.191
Stock Index Fund, Inc. - 0.95% series contract	62,811.164	7,899.373	25,906.110	44,804.427
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.25% series contract	389,403.221	39,734.874	123,714.953	305,423.142
Technology Growth Portfolio - 0.95% series contract	17,960.756	5,992.440	7,028.116	16,925.080
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio - 1.25% series contract	562,772.333	51,577.660	96,838.213	517,511.780
Appreciation Portfolio - 0.95% series contract	38,415.342	775.391	10,192.186	28,998.547
Developing Leaders Portfolio - 1.25% series contract	468,606.515	42,868.154	152,812.535	358,662.134
Developing Leaders Portfolio - 0.95% series contract	31,918.821	792.799	9,700.960	23,010.660
Growth and Income Portfolio - 1.25% series contract	211,010.538	17,846.954	47,463.087	181,394.405
Growth and Income Portfolio - 0.95% series contract	17,504.102	208.437	1,225.563	16,486.976
Money Market Portfolio - 1.25% series contract	320,807.244	340,713.331	223,361.977	438,158.598
Money Market Portfolio - 0.95% series contract	22,573.245	19,044.276	1,299.298	40,318.223
DWS Investments VIT Funds — Class A:
Small Cap Index - 1.25% series contract	95,430.853	26,761.058	24,784.601	97,407.310
Small Cap Index - 0.95% series contract	6,118.270	5,349.638	5,025.773	6,442.135
Janus Aspen Series — Institutional Shares:
Balanced Portfolio - 1.25% series contract	888,750.515	93,549.545	206,531.482	775,768.578
Balanced Portfolio - 0.95% series contract	113,005.823	2,256.801	13,009.202	102,253.422
Forty Portfolio - 1.25% series contract	375,352.714	47,816.960	86,823.268	336,346.406
Forty Portfolio - 0.95% series contract	14,978.512	2,035.966	1,249.362	15,765.116
Mid Cap Growth Portfolio - 1.25% series contract	467,752.915	46,234.999	114,607.333	399,380.581
Mid Cap Growth Portfolio - 0.95% series contract	21,716.486	1,657.297	3,371.860	20,001.923
Worldwide Growth Portfolio - 1.25% series contract	656,994.175	37,551.231	142,744.725	551,800.681
Worldwide Growth Portfolio - 0.95% series contract	61,250.500	283.480	9,493.837	52,040.143

15

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
Janus Aspen Series — Service Shares:
International Growth Portfolio - 1.25% series contract	258,801.862	141,875.005	65,751.927	334,924.940
International Growth Portfolio - 0.95% series contract	13,854.196	4,429.098	4,008.733	14,274.561
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund - 1.25% series contract	14,789.695	24,656.221	5,248.928	34,196.988
Capital Appreciation Fund - 0.95% series contract	1,694.090	558.014	179.567	2,072.537
Main Street Fund - 1.25% series contract	16,862.072	16,603.588	7,077.748	26,387.912
Main Street Fund - 0.95% series contract	3,914.767	1,018.871	736.873	4,196.765
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 1.25% series contract	23,794.253	13,671.344	6,739.192	30,726.405
High Yield Portfolio - 0.95% series contract	890.195	2,871.676	0.000	3,761.871
Real Return Portfolio - 1.25% series contract	83,190.573	65,823.921	14,025.173	134,989.321
Real Return Portfolio - 0.95% series contract	7,024.379	1,674.804	546.267	8,152.916
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.25% series contract	206,817.135	48,488.686	38,940.015	216,365.806
Core Plus Fixed Income Portfolio - 0.95% series contract	14,378.841	1,539.572	4,042.404	11,876.009
U.S. Mid Cap Value Portfolio - 1.25% series contract	66,493.669	44,828.722	31,642.189	79,680.202
U.S. Mid Cap Value Portfolio - 0.95% series contract	1,278.062	3,779.002	1,620.617	3,436.447
U.S. Real Estate Portfolio - 1.25% series contract	125,267.061	20,990.407	38,799.270	107,458.198
U.S. Real Estate Portfolio - 0.95% series contract	11,225.161	796.325	5,646.875	6,374.611

16

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2008				Year Ended December 31, 2008
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	436	$7.974497	$8.160793	$3,480	0.00%	0.95%	1.25%	-47.69%	-47.53%
Core Equity Fund	47	7.971070	8.036226	378	2.45%	0.95%	1.25%	-31.02%	-30.81%
Government Securities Fund	104	13.587730	13.904891	1,417	4.53%	0.95%	1.25%	10.90%	11.24%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	148	7.633677	7.719337	1,133	2.17%	0.95%	1.25%	-38.07%	-37.88%
Mid Cap Value Fund	154	9.665945	9.774376	1,493	0.10%	0.95%	1.25%	-25.30%	-25.07%
Ultra Fund	10	7.245208	7.326500	74	0.00%	0.95%	1.25%	-42.21%	-42.04%
Vista Fund	77	8.622412	8.719167	668	0.00%	0.95%	1.25%	-49.27%	-49.11%
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	227	19.214385	19.981111	4,357	2.30%	0.95%	1.25%	-37.56%	-37.37%
Global Allocation Fund	95	20.354500	21.166763	1,941	2.29%	0.95%	1.25%	-20.43%	-20.19%
High Income Fund	64	11.997956	12.470032	769	9.39%	0.95%	1.25%	-30.06%	-29.85%
Money Market Fund	643	1.313136	1.353058	846	2.45%	0.95%	1.25%	0.95%	1.15%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	246	11.622399	12.086467	2,870	0.79%	0.95%	1.25%	-35.25%	-35.05%
Stock Index Fund, Inc.	822	15.038587	15.638759	12,376	2.12%	0.95%	1.25%	-37.93%	-37.74%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	303	7.757603	7.844649	2,348	0.00%	0.95%	1.25%	-41.92%	-41.74%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	472	17.287881	17.977722	8,184	2.03%	0.95%	1.25%	-30.44%	-30.22%
Developing Leaders Portfolio	325	9.675439	10.019784	3,151	0.92%	0.95%	1.25%	-38.38%	-38.19%
Growth and Income Portfolio	165	9.198753	9.526058	1,520	0.63%	0.95%	1.25%	-41.16%	-40.98%
Money Market Portfolio	923	1.091696	1.102633	1,008	2.43%	0.95%	1.25%	1.17%	1.43%
DWS Investments VIT Funds — Class A:
Small Cap Index	98	11.040204	11.365292	1,079	1.55%	0.95%	1.25%	-34.95%	-34.75%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	767	25.045830	26.045511	19,302	2.71%	0.95%	1.25%	-16.89%	-16.64%
Forty Portfolio	354	8.605297	8.858714	3,054	0.15%	0.95%	1.25%	-44.85%	-44.68%
Mid Cap Growth Portfolio	382	13.705224	14.252575	5,237	0.26%	0.95%	1.25%	-44.43%	-44.26%
Worldwide Growth Portfolio	526	13.979734	14.537779	7,375	1.18%	0.95%	1.25%	-45.36%	-45.19%
Janus Aspen Series — Service Shares:
International Growth Portfolio	369	10.713638	10.963884	3,954	2.87%	0.95%	1.25%	-52.83%	-52.69%
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	80	7.066596	7.145918	568	0.14%	0.95%	1.25%	-46.20%	-46.04%
Main Street Fund	26	7.793221	7.880666	206	1.45%	0.95%	1.25%	-39.24%	-39.06%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	28	8.762768	8.861040	243	7.84%	0.95%	1.25%	-24.50%	-24.27%
Real Return Portfolio	174	9.948143	10.059707	1,735	4.08%	0.95%	1.25%	-8.22%	-7.94%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	205	14.478010	14.992986	2,979	4.51%	0.95%	1.25%	-11.33%	-11.06%
U.S. Mid Cap Value Portfolio	86	8.438291	8.532963	726	0.78%	0.95%	1.25%	-42.03%	-41.85%
U.S. Real Estate Portfolio	94	20.687160	21.423309	1,959	3.76%	0.95%	1.25%	-38.68%	-38.49%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

17

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2007				Year Ended December 31, 2007
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds, Inc. — Series I Shares:
Capital Development Fund	508	$15.245206	$15.553819	$7,750	0.00%	0.95%	1.25%	9.45%	9.79%
Core Equity Fund	43	11.555408	11.614400	498	1.11%	0.95%	1.25%	6.76%	7.08%
Government Securities Fund	66	12.252142	12.500072	811	4.03%	0.95%	1.25%	5.00%	5.32%
American Century Investments Variable Portfolios — Class I Shares:
Large Company Value Fund	156	12.326244	12.426613	1,918	0.71%	0.95%	1.25%	-2.51%	-2.22%
Mid Cap Value Fund	186	12.939262	13.044587	2,412	0.70%	0.95%	1.25%	-3.53%	-3.24%
Ultra Fund	11	12.538191	12.640272	138	0.00%	0.95%	1.25%	19.50%	19.86%
Vista Fund	90	16.996320	17.134659	1,531	0.00%	0.95%	1.25%	38.02%	38.44%
BlackRock Variable Series Funds, Inc. — Class I:
Basic Value Fund	248	30.773549	31.904076	7,640	1.53%	0.95%	1.25%	0.54%	0.85%
Global Allocation Fund	92	25.580663	26.520617	2,354	3.05%	0.95%	1.25%	15.54%	15.89%
High Income Fund	87	17.155855	17.776658	1,503	7.95%	0.95%	1.25%	1.11%	1.42%
Money Market Fund	709	1.300749	1.337688	925	4.63%	0.95%	1.25%	2.76%	2.92%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	276	17.949168	18.609031	4,971	0.54%	0.95%	1.25%	6.43%	6.76%
Stock Index Fund, Inc.	885	24.228843	25.119070	21,494	1.73%	0.95%	1.25%	3.93%	4.25%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	322	13.356987	13.465723	4,307	0.00%	0.95%	1.25%	13.28%	13.63%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	547	24.851560	25.764600	13,608	1.59%	0.95%	1.25%	5.79%	6.11%
Developing Leaders Portfolio	382	15.700889	16.210138	6,004	0.83%	0.95%	1.25%	-12.18%	-11.91%
Growth and Income Portfolio	198	15.633335	16.140284	3,102	0.78%	0.95%	1.25%	7.08%	7.41%
Money Market Portfolio	478	1.079095	1.087049	517	4.90%	0.95%	1.25%	3.35%	3.62%
DWS Investments VIT Funds — Class A:
Small Cap Index	104	16.972161	17.418714	1,765	0.91%	0.95%	1.25%	-3.13%	-2.83%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	878	30.137288	31.244935	26,574	2.56%	0.95%	1.25%	9.15%	9.48%
Forty Portfolio	352	15.603909	16.014480	5,501	0.35%	0.95%	1.25%	35.27%	35.68%
Mid Cap Growth Portfolio	419	24.662372	25.569146	10,361	0.22%	0.95%	1.25%	20.51%	20.87%
Worldwide Growth Portfolio	604	25.583578	26.523733	15,497	0.77%	0.95%	1.25%	8.25%	8.58%
Janus Aspen Series — Service Shares:
International Growth Portfolio	349	22.712492	23.172117	7,938	0.47%	0.95%	1.25%	26.41%	26.80%
Oppenheimer Variable Account Funds — Non-Service Shares:
Capital Appreciation Fund	36	13.135633	13.242582	477	0.14%	0.95%	1.25%	12.71%	13.06%
Main Street Fund	31	12.826724	12.931145	393	0.77%	0.95%	1.25%	3.11%	3.43%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	34	11.606268	11.700770	401	7.74%	0.95%	1.25%	2.21%	2.52%
Real Return Portfolio	143	10.839000	10.927266	1,552	4.32%	0.95%	1.25%	9.28%	9.61%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	228	16.328006	16.857428	3,733	3.61%	0.95%	1.25%	4.13%	4.45%
U.S. Mid Cap Value Portfolio	83	14.555182	14.673647	1,210	0.73%	0.95%	1.25%	6.49%	6.81%
U.S. Real Estate Portfolio	114	33.734007	34.827750	3,847	1.21%	0.95%	1.25%	-18.11%	-17.86%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

18

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2006				Year Ended December 31, 2006
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	570	$13.928779	$14.167469	$7,944	0.00%	0.95%	1.25%	15.07%	15.42%
Core Equity Fund (*)	48	10.823900	10.846037	522	1.09%	0.95%	1.25%	8.24%	8.46%
Government Securities Fund	64	11.668408	11.868275	744	3.83%	0.95%	1.25%	2.26%	2.57%
American Century Investments Variable Portfolios — Class I Shares:
Large Company Value Fund	146	12.643976	12.708107	1,840	0.01%	0.95%	1.25%	18.49%	18.85%
Mid Cap Value Fund	230	13.413310	13.481310	3,083	0.09%	0.95%	1.25%	18.80%	19.16%
Ultra Fund	7	10.492509	10.545743	71	0.00%	0.95%	1.25%	-4.48%	-4.19%
Vista Fund	85	12.314644	12.377116	1,051	0.00%	0.95%	1.25%	7.65%	7.97%
BlackRock V.I. — Class I:
Basic Value Fund	260	30.608679	31.636508	7,982	1.66%	0.95%	1.25%	20.34%	20.71%
Global Allocation Fund	84	22.140108	22.883770	1,870	2.79%	0.95%	1.25%	15.08%	15.43%
High Income Fund	94	16.967691	17.528151	1,595	7.31%	0.95%	1.25%	8.11%	8.44%
Money Market Fund	712	1.265850	1.299797	904	4.44%	0.95%	1.25%	2.59%	2.76%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	328	16.864692	17.431448	5,548	0.10%	0.95%	1.25%	7.84%	8.17%
Stock Index Fund, Inc.	1,023	23.311957	24.094898	23,894	1.61%	0.95%	1.25%	14.06%	14.40%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	407	11.790739	11.850544	4,804	0.00%	0.95%	1.25%	3.01%	3.32%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	601	23.492331	24.281268	14,154	1.52%	0.95%	1.25%	15.03%	15.37%
Developing Leaders Portfolio	501	17.877947	18.401569	8,965	0.41%	0.95%	1.25%	2.48%	2.79%
Growth and Income Portfolio	229	14.599203	15.026728	3,344	0.77%	0.95%	1.25%	13.09%	13.43%
Money Market Portfolio	343	1.044070	1.049032	359	4.87%	0.95%	1.25%	3.19%	3.48%
DWS Investments VIT Funds — Class A:
Small Cap Index	102	17.520732	17.926929	1,782	0.64%	0.95%	1.25%	16.03%	16.38%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,002	27.611739	28.539411	27,765	2.14%	0.95%	1.25%	9.34%	9.67%
Forty Portfolio	390	11.535242	11.802739	4,507	0.34%	0.95%	1.25%	7.98%	8.31%
Mid Cap Growth Portfolio	489	20.465645	21.153536	10,032	0.00%	0.95%	1.25%	12.20%	12.54%
Worldwide Growth Portfolio	718	23.633899	24.427796	17,024	1.70%	0.95%	1.25%	16.73%	17.08%
Janus Aspen Series — Service Shares:
International Growth Portfolio	273	17.967338	18.275158	4,903	1.95%	0.95%	1.25%	44.80%	45.24%
Oppenheimer Variable Account Funds — Initial Shares:
Capital Appreciation Fund	16	11.653897	11.712998	192	0.32%	0.95%	1.25%	6.60%	6.93%
Main Street Fund	21	12.439676	12.502759	259	1.02%	0.95%	1.25%	13.59%	13.93%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	25	11.355131	11.412719	280	6.87%	0.95%	1.25%	7.74%	8.07%
Real Return Portfolio	90	9.918967	9.969309	895	5.23%	0.95%	1.25%	-0.54%	-0.24%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	221	15.680757	16.139901	3,475	3.91%	0.95%	1.25%	2.44%	2.75%
U.S. Mid Cap Value Portfolio	68	13.668243	13.737539	926	0.29%	0.95%	1.25%	19.19%	19.55%
U.S. Real Estate Portfolio	136	41.196075	42.402143	5,636	1.07%	0.95%	1.25%	36.33%	36.74%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	Year ended unless otherwise noted.

(*) Period from April 28, 2006 (commencement of operations) to December 31, 2006.

19

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2005				Year Ended December 31, 2005
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
American Century Investments:
Large Company Value — Class I (*)	35	$10.670953	$10.692687	$378	3.95%	0.95%	1.25%	6.71%	6.93%
Mid Cap Value — Class I (*)	9	11.290574	11.313554	101	1.27%	0.95%	1.25%	12.91%	13.14%
Ultra — Class I (*)	5	10.984799	11.007168	57	0.00%	0.95%	1.25%	9.85%	10.07%
Vista — Class I (*)	9	11.439728	11.463018	100	0.00%	0.95%	1.25%	14.40%	14.63%
AIM Variable Investment Funds, Inc.:
Capital Development Fund	64	12.104906	12.275158	776	0.00%	0.95%	1.25%	8.24%	8.57%
Government Securities Fund	70	11.410607	11.571011	803	3.26%	0.95%	1.25%	0.39%	0.70%
Scudder VIT Funds:
Small Cap Index	84	15.100616	15.404037	1,269	0.62%	0.95%	1.25%	2.96%	3.27%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio	638	20.423442	21.045587	13,064	0.02%	0.95%	1.25%	3.08%	3.39%
Growth and Income Portfolio	253	12.909842	13.247779	3,267	1.32%	0.95%	1.25%	2.06%	2.37%
Money Market (*)	405	1.011753	1.013749	410	3.28%	0.95%	1.25%	1.18%	1.37%
Developing Leaders Portfolio	550	17.445936	17.902667	9,610	0.00%	0.95%	1.25%	4.48%	4.80%
Technology Growth Portfolio (*)	2	11.446321	11.469631	28	0.00%	0.95%	1.25%	14.46%	14.70%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc.	357	15.638756	16.115493	5,606	0.00%	0.95%	1.25%	2.32%	2.63%
Stock Index Fund	1,058	20.438623	21.061274	21,661	1.58%	0.95%	1.25%	3.39%	3.70%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	530	18.241039	18.797207	9,678	0.00%	0.95%	1.25%	10.91%	11.24%
Balanced Portfolio	1,057	25.253488	26.023121	26,789	2.21%	0.95%	1.25%	6.60%	6.93%
Forty Portfolio	421	10.682685	10.897390	4,502	0.21%	0.95%	1.25%	11.44%	11.78%
Worldwide Growth Portfolio	791	20.246596	20.863528	16,049	1.31%	0.95%	1.25%	4.55%	4.86%
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	170	12.408206	12.582703	2,109	1.07%	0.95%	1.25%	30.30%	30.69%
Merrill Lynch Variable Series Funds, Inc.:
Basic Value Fund	271	25.434144	26.208874	6,892	1.36%	0.95%	1.25%	1.66%	1.96%
Domestic Money Market Fund	873	1.233894	1.264875	1,080	2.63%	0.95%	1.25%	1.16%	1.37%
Global Allocation Fund	83	19.239089	19.825288	1,597	2.56%	0.95%	1.25%	9.14%	9.47%
High Current Income Fund	110	15.694137	16.163574	1,728	8.61%	0.95%	1.25%	0.27%	0.58%
Oppenheimer Variable Account Funds — Service Class:
Capital Appreciation Fund (*)	8	10.932051	10.954308	89	0.00%	0.95%	1.25%	9.32%	9.54%
Main Street Fund (*)	10	10.951319	10.973624	104	0.00%	0.95%	1.25%	9.51%	9.74%
PIMCO Variable Insurance Trust:
High Yield Administrative Class (*)	15	10.538907	10.560386	153	3.52%	0.95%	1.25%	5.39%	5.60%
Real Return Administrative Class (*)	37	9.972826	9.993159	366	2.96%	0.95%	1.25%	-0.27%	-0.07%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	242	15.307613	15.708240	3,716	3.52%	0.95%	1.25%	2.91%	3.23%
Mid-Cap Value Portfolio (*)	26	11.467222	11.490571	298	0.17%	0.95%	1.25%	14.67%	14.91%
U.S. Real Estate Portfolio	146	30.218807	31.009682	4,409	1.20%	0.95%	1.25%	15.59%	15.94%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	Year ended unless otherwise noted.

(*) Period from May 1, 2005 (commencement of operations) to December 31, 2005.

20

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2004				Year Ended December 31, 2004
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds:
Capital Development Fund	46	$11.183438	$11.306495	$515	0.00%	0.95%	1.25%	14.06%	14.40%
Government Securities Fund	73	11.365931	11.490908	825	3.68%	0.95%	1.25%	1.28%	1.59%
Scudder VIT Funds:
Small Cap Index	64	14.666441	14.915983	941	0.44%	0.95%	1.25%	16.29%	16.64%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio	669	19.813787	20.355700	13,283	1.63%	0.95%	1.25%	3.73%	4.05%
Growth and Income Portfolio	284	12.648851	12.940763	3,593	1.21%	0.95%	1.25%	6.13%	6.45%
Developing Leaders Portfolio	589	16.697603	17.083022	9,847	0.20%	0.95%	1.25%	9.95%	10.28%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc.	409	15.283573	15.701924	6,266	0.37%	0.95%	1.25%	4.88%	5.20%
Stock Index Fund	1,100	19.769099	20.309843	21,793	1.76%	0.95%	1.25%	9.26%	9.59%
Janus Aspen Series:
Mid Cap Growth Portfolio	562	16.447143	16.897452	9,253	0.00%	0.95%	1.25%	19.24%	19.60%
Balanced Portfolio	1,162	23.689025	24.337277	27,608	2.16%	0.95%	1.25%	7.17%	7.50%
Capital Appreciation Portfolio	406	9.585912	9.749062	3,899	0.24%	0.95%	1.25%	16.75%	17.11%
Worldwide Growth Portfolio	914	19.366261	19.896100	17,745	0.96%	0.95%	1.25%	3.47%	3.79%
Janus Aspen Select Series:
International Growth Portfolio	52	9.523018	9.627805	493	0.86%	0.95%	1.25%	17.21%	17.56%
Merrill Lynch Variable Series Funds, Inc.:
Basic Value Fund	274	25.019821	25.704081	6,865	1.17%	0.95%	1.25%	9.68%	10.02%
Domestic Money Market Fund	1,082	1.219719	1.247735	1,323	0.93%	0.95%	1.25%	-0.27%	-0.03%
Global Allocation Fund	70	17.628189	18.110453	1,238	3.59%	0.95%	1.25%	12.95%	13.29%
High Current Income Fund	129	15.651303	16.070770	2,022	8.00%	0.95%	1.25%	10.43%	10.76%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	250	14.874084	15.217274	3,727	3.87%	0.95%	1.25%	3.07%	3.38%
U.S. Real Estate Portfolio	141	26.142418	26.745622	3,692	1.78%	0.95%	1.25%	34.69%	35.10%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

21

PART C
Other Information

Note:	This Part C contains information related to The Commodore Americus® Variable Contract (File No. 33-65409), and Annuity Investors Variable Account A.
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company ® authorizing establishment of Annuity Investors® Variable Account A. 1/

(2)	Not Applicable.
(3)	(a)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc (n/k/a Great American Advisors®, Inc.). 2/

	(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 3/
(4)	(a)	Individual Contract Forms and Endorsements.
(i)	Form of Qualified Individual Flexible Premium Deferred Annuity Contract. 2/

(ii)	Form of Non-Qualified Individual Contract. 2 /

(iii)	Form of Loan Endorsement to Qualified Individual Contract. 2/

(iv)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 2/

(v)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 2/

(vi)	Form of Employer Plan Endorsement to Qualified Individual Contract. 2/

(vii)	Form of IRA Endorsement to Qualified Individual Contract. 2/

1

(viii)	Form of Texas Optional Retirement Program Endorsement to Qualified Individual Contract. 2/

(ix)	Form of Long-Term Care Waiver to Individual Contract. 4/

(x)	Form of SIMPLE IRA Endorsement Qualified Individual Contract. 4/

(xi)	Revised Form of IRA Endorsement to Qualified Individual Contract. 5/

(xii)	Form of Roth IRA Endorsement to Qualified Individual Contract. 5/

(xiii)	Revised Form of SIMPLE IRA Endorsements to Qualified Individual Contract. 5/

(xiv)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 5/

(xiv)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 5/

(xv)	Revised Form of the Certificate of Participation under Enhanced Contract. 1/

(xvi)	Form of Loan Endorsement to Certificate. 1/

(xvii)	Form of Employer Plan Endorsement to Certificate. 1/

(xviii)	Form of Tax Sheltered Annuity Endorsement to Certificate. 1/

(xix)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 1/

(xx)	Form of Long-Term Care Waiver Rider to Certificate. 1/

(xxi)	Form of Deferred Compensation Endorsement to Certificate. 5/

(xxii)	Revised Form of Employer Plan Endorsement to Certificate. 4/

(xxiii)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate. 4/

(xxiv)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 4/

(xxv)	Form of Governmental Section 457 Plan Endorsement to Certificate. 4/

2

(xxvi)	Form of Settlement Options Endorsement to Certificate. 17/
(c)	Group Contract Form and Certificate of Participation for use in South Dakota. 1/
(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in South Dakota. 6/

(ii)	Form of Certificate of Participation for use in South Dakota. 6/
(d)	Group Contract Form and Certificate of Participation Form for use in Wisconsin.
(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in Wisconsin. 6/

(ii)	Form of Certificate of Participation for use in Wisconsin. 6/
(e)	Certificate of Participation Form for use in North Dakota.
(i)	Form of Certificate of Participation for use in North Dakota. 6/
(f)	Form of Endorsement for use in Virginia.
(i)	Form of Employer Plan Endorsement to Group Contract for use in Virginia. 6/

(ii)	Form of Employer Plan Endorsement to Certificate of Participation for use in Virginia. 6/

(iii)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract for use in Virginia. 6/

(iv)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation for use in Virginia. 6/

(v)	Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia. 6/
(g)	Form of Successor Owner Endorsement to Group Contract. 8/

(h)	Form of Successor Owner Endorsement to Certificate of Participant under a Group Contract. 1/

(i)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 10/

(j)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 10/

3

(k)	Form of Individual Retirement Annuity Endorsement to Group Contract. 11/

(l)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(m)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 11/

(n)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(o)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 11/

(p)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/
(5)	(a)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 1/
(i)	Alternative Form of Application. 7/

(ii)	Alternative Form of Application. 4/
(b)	Form of Participant Enrollment Form under a Group Flexible Premium Deferred Annuity Contract (ERISA). 1/

(c)	Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract (Non-ERISA). 7/

(d)	Revised form of Application for Group Flexible Premium Deferred Annuity Contract and Individual Flexible Premium Deferred Annuity Contract or Certificate of Participation under a Group Contract. 13/
(6)	(a)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 7/
(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/
(b)	Code of Regulations of Annuity Investors Life Insurance Company®. 6/
(7)	Not Applicable.

4

(8)	(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company® and American Annuity Group®, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

(b)	Agreement (GAA) between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.)and AAG Insurance Agency, Inc. 2/

(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

(d)	AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc. and AIM Variable Insurance Funds.21/
(i)	AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement.21/

(ii)	AIM Variable Insurance Funds: Amendment dated April 30, 2004 to Participation Agreement 9/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008 to Participation Agreement 20/
(e)	Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(f)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(g)	Dreyfus Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

(h)	DWS Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds. 20/

(i)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/
(i)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 19/

5

(j)	Merrill Lynch Variable Series Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 2/
(i)	Merrill Lynch Variable Series Fund: Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 2/

(ii)	Merrill Lynch Variable Series Fund: Amendment to Amended and Restated Fund Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. [14]
(k)	Oppenheimier Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 18/

(l)	PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC.
(i)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004, to Participation Agreement.16/

(ii)	PIMCO Variable Insurance Trust: Amendment dated May 1, 2005 to Participation Agreement 19/

(ii)	PIMCO Variable Insurance Trust: Rule 22c-2 Amendment dated April 4, 2007 to Participation Agreement 20/
(m)	Van Kampen Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.) 7/
(i)	Van Kampen Universal Institutional Funds: Amendment dated May 1, 2008, to Participation Agreement.20/
(n)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 20/
(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company.20/

6

(o)	American Century: Shareholder Series Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 16/

(p)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 16, 2006. 20/

(q)	Dreyfus: Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 7/
(i)	Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. 16/

(ii)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 20/
(r)	DWS: Service Agreement between Bankers Trust Company (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company®. 9/

(s)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 20/

(t)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 20/

(u)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 7/

(v)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 16, 2004.20/

(w)	Merrill Lynch: Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 14/

(x)	Merrill Lynch: Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Asset Management, L.P. 6/

(y)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 20/

7

(z)	Van Kampen: Service Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Asset Management, Inc. 4/

(a)	Van Kampen: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 20/
(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. 22/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 22/

1/	Filed with and incorporated by reference to Pre-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409 1940 Act File No. 811-07299 on November 8, 1995.

2/	Filed with and incorporated by reference to Pre-Effective Amendment No. 3 to filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on December 4, 1995.

3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on November 17, 1998.

4/	Filed with and incorporated by reference to Post-Effective Amendment No. 3. to Form N-4 on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on April 29, 1998.

5/	Filed with and incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on June 2, 1995.

6/	Filed with and incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on April 24, 1996.

7/	Filed with and incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on April 29, 1997.

8/	Incorporated by reference to Post-Effective Amendment to No. 5, filed on behalf of Annuity Investors® Variable Account B 1933 File No. 333-19725, 1940 Act File No. 811-08017 on February 26, 1999.

8

9/	Filed with and incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors® Variable Account A, 1933 File No. 33-65409, 1940 Act File 811-07299 on February 26, 1999.

10/	Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.

11/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 1, 1999.

12/	Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors® Variable Account Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 28, 2000.

13/	Incorporated by reference to Post-Effective Amendment No. 8, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2001.

14/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095 on or about April 29, 2004.

15/	Filed with and incorporated by reference to Post-Effective Amendment No. 8, filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on April 29, 2004.

16/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88302, 1940 Act File No. 811-21095, on or about March 1, 2005.

17/	Filed with and incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409 1940 Act File No. 811-07299 on April 29, 2005.

18/	Filed with and incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Annuity A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299 on or about April 29, 2005.

19/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on May 1, 2006.

20/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, on or about April 30, 2009.

21/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095 on or about April 29, 2004.

22/	Filed herewith.

9

Item 25. Directors and Officers of Annuity Investors Life Insurance Company

	Principal
	Business
Name	Address	Positions and Offices With the Company

Stephen Craig Lindner	(1)	Director
Christopher P. Miliano	(1)	Director
Mark Francis Muething	(1)	Director and Executive Vice President & Secretary
Michael J. Prager	(1)	Director
Charles R. Scheper	(1)	Director and President & Chief Executive Officer
Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer
John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer
Mathew Dutkiewicz	(1)	Senior Vice President
Michael C. Frings	(1)	Senior Vice President
Adrienne Kessling	(1)	Senior Vice President-Operations
Catherine A. Crume	(1)	Vice President
James L. Henderson	(1)	Vice President
Dale Herr	(1)	Vice President
Brian Sponaugle	(1)	Vice President
Richard Crago	(1)	Assistant Vice President & Appointed Actuary
Robert D. Davis	(1)	Assistant Vice President
William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel
D. Quentin Reynolds	(1)	Assistant Vice President
Rebecca J. Schriml	(1)	Assistant Vice President
William C. Ellis	(1)	Assistant Treasurer
Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

10

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company® is a wholly-owned subsidiary of Great American® Life Insurance Company, which is a wholly-owned subsidiary of Great American Financial Resources®, Inc. (f/k/a American Annuity Group, SM Inc.)
Annuity Investors® Variable Account A is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:

11

			% of Stock Owned by
AFG ORGANIZATIONAL CHART		Date of	Immediate Parent
	State of Domicile	Incorporation	Company (1)	Nature of Business
American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
American Financial Capital Trust I	Delaware	09/14/1996	100	Statutory Business Trust
American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
APU Holding Company	Ohio	10/15/2003	100	Holding Company
American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100	Diversified Company
The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
Indiana Right of Way Company	Delaware	12/27/1962	100	Real Estate Management
The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100	Holding Company
Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
The Owasco River Railway, Inc.	New York	06/02/1881	100	Inactive
PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
PCC Chicago Realty Corp.	New York	12/23/1986	100	Real Estate Developer
PCC Gun Hill Realty Corp.	New York	12/18/1985	100	Real Estate Developer
PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer
PCC Scarsdale Realty Corp.	New York	06/01/1986	100	Real Estate Developer
PCC Technical Industries, Inc.	California	03/07/1955	100	Holding Company
ESC, Inc.	California	11/02/1962	100	Inactive
Marathon Manufacturing Companies, Inc.	Delaware	11/18/1983	100	Holding Company
Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
PCC Maryland Realty Corp.	Maryland	08/18/1993	100	Real Estate Holding Company
Penn Camarillo Realty Corp.	California	11/24/1992	100	Real Estate Holding Company
Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	66.67	Inactive
Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
Terminal Realty Penn Co.	District of Columbia	09/23/1968	100	Inactive
United Railroad Corp.	Delaware	11/25/1981	100	Inactive
Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
GAI Insurance Company, Ltd	Bermuda	09/18/1989	100	Reinsurance
Hangar Acquisition Corp.	Ohio	10/06/1995	100	Aircraft Investment

12

			% of Stock Owned by
AFG ORGANIZATIONAL CHART		Date of	Immediate Parent
	State of Domicile	Incorporation	Company (1)	Nature of Business
PLLS, Ltd.	Washington	05/14/1990	100	Insurance Agency
Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100	Insurance Agency
Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100	Insurance Agency
Republic Indemnity Company of America	California	12/05/1972	100	Workers' Compensation Insurance
Republic Indemnity Company of California	California	10/13/1982	100	Workers' Compensation Insurance
Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
Flextech Holding Co., Inc.	Ohio	08/31/2000	100	Packing Manufacturer
GAI Holding Bermuda Ltd.	Bermuda	10/03/2007	100	Holding Company
GAI Indemnity, Ltd.	United Kingdom	09/27/2007	100	Lloyd's Corporate Member
Marketform Group Limited	United Kingdom	07/12/2002	67.24	Holding Company
Marketform Holdings Limited	United Kingdom	06/15/1998	100	Holding Company
Caduceus Underwriting Limited	United Kingdom	11/04/2002	100	Inactive
Lavenham Underwriting Limited	United Kingdom	08/15/2002	100	Lloyd's Corporate Member
Marketform Limited	United Kingdom	11/02/1988	100	Underwriting Intermediary
Gabinete Marketform SL	Spain	04/29/1996	100	Claims Handling & Client Services
Marketform Australia Pty Limited	Australia	03/12/2004	100	Claims Handling & Client Services
Studio Marketform SRL	Italy	05/05/2006	100	Claims Manager
Marketform Management Services Limited	United Kingdom	11/08/2002	100	Service Company
Marketform Managing Agency Limited	United Kingdom	06/15/1998	100	Managing Agency
Sampford Underwriting Limited	United Kingdom	04/22/2003	100	Lloyd’s Corporate Member
Marketform Trust Company Limited	United Kingdom	10/22/2004	100	Trustee
Great American Financial Resources, Inc.	Delaware	11/23/1992	100 (2)	Insurance Holding Company
AAG Holding Company, Inc.	Ohio	09/11/1996	100	Holding Company
Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100	Financing Entity
Great American Life Insurance Company	Ohio	12/29/1961	100	Life Insurance Company
Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
Brothers Management, LLC	Florida	06/11/2004	99	Restaurants & Ships Store
Consolidated Financial Corporation	Michigan	09/10/1985	100	Retirement & Financial Planning Company
GALIC — Bay Bridge Marina, LLC	Maryland	05/05/2005		Holding Company
GALIC Brothers, Inc.	Ohio	11/12/1993	80	Real Estate Management
Great American Life Insurance Company of New York	New York	12/23/1963	100	Life Insurance Company
Loyal American Holding Corporation	Ohio	09/20/2005	100	Holding Company
Loyal American Life Insurance Company	Ohio	05/18/1955	100	Life Insurance Company
ADL Financial Services, Inc.	North Carolina	09/10/1970	100	Inactive
American Retirement Life Insurance Company	Ohio	05/12/1978	100	Life Insurance Company
Great American Life Assurance Company	Ohio	08/10/1967	100	Life Insurance Company
Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
Manhattan National Holding Corporation	Ohio	08/27/2008	100	Holding Company
Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company

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			% of Stock Owned by
AFG ORGANIZATIONAL CHART		Date of	Immediate Parent
	State of Domicile	Incorporation	Company (1)	Nature of Business
Skipjack Marina Corp.	Maryland	06/24/1999	100	Marina Operator
United Teacher Associates, Ltd.	Texas	12/17/1998	100(2)	Holding Company - Limited Partnership
United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
United Agency Brokerage GP Inc.	Texas	05/19/2003	100	Intermediate Holding Company
UTA Brokerage Group, LP	Texas	05/19/2003	100	Insurance Agency
AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100	Insurance Agency
Ceres Group, Inc.	Delaware	10/22/1998	100	Holding Company
Central Reserve Life Insurance Company	Ohio	07/02/1963	100	Life Insurance Company
Provident American Life & Health Insurance Company	Ohio	04/06/1949	100	Life Insurance Company
United Benefit Life Insurance Company	Ohio	06/26/1957	100	Life Insurance Company
Ceres Administrators, L.L.C	Delaware	12/04/1998	100	Administration Company
Ceres Health Care, Inc.	Delaware	12/10/1998	100	Managed Care Administrator
Ceres Marketing, LLC	Delaware	10/10/2000	100	Inactive
Ceres Sales, LLC	Delaware	10/19/1999	100	Inactive
Ceres Sales of Ohio, LLC	Ohio	11/07/2001	100	Insurance Agency
HealthMark Sales, LLC	Delaware	02/29/2000	100	Inactive
Great American Senior Benefits LLC	Ohio	05/25/2001	100	Insurance Agency
Continental General Corporation	Nebraska	02/12/1988	100	Holding Company
Continental General Insurance Company	Ohio	05/24/1961	100	Life Insurance Company
Continental Print & Photo Co.	Nebraska	02/13/1975	100	Inactive
QQLink.com, Inc.	Delaware	01/15/2000	99	On-Line Insurance
QQAgency, Inc.	Delaware	02/22/2000	100	Inactive
QQAgency of Texas, Inc.	Texas	09/07/2000	100	Insurance Agency
Senior Savers Plus, Inc.	Delaware	03/22/2001	100	Inactive
Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
Great American Plan Administrators, Inc.	Ohio	05/31/1994	100	Payroll Servicer
Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
SPELCO (UK) Ltd.	United Kingdom		99	Inactive
SWTC Hong Kong Ltd.	Hong Kong		100	Inactive
SWTC, Inc.	Delaware		100	Inactive
Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
Mid-Continent Casualty Company	Ohio	02/26/1947	100	Property/Casualty Insurance
Mid-Continent Assurance Company	Ohio	08/13/1992	100	Property/Casualty Insurance
Oklahoma Surety Company	Ohio	08/05/1968	100	Special Coverage Insurance Company
Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency

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			% of Stock Owned by
AFG ORGANIZATIONAL CHART		Date of	Immediate Parent
	State of Domicile	Incorporation	Company (1)	Nature of Business
Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
Brothers Le Pavillon, LLC	Delaware	07/10/2006	100	Limited Liability Company Member
Brothers Le Pavillon (SPE), LLC	Delaware	07/10/2006	100	Real Estate Holding Company
Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
Brothers Railyard Corporation	Texas	12/14/1993	100	Real Estate Manager
Crescent Centre Apartments	Ohio	03/15/2006	100 (2)	Real Estate
Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
El Aguila, Compañia de Seguros, S.A. de C.V	Mexico	11/24/1994	100	Property/Casualty Insurance
Financiadora de Primas Condor, S.A. de C.V	Mexico	03/16/1998	99	Premium Finance
Farmers Crop Insurance Alliance, Inc.	Kansas	03/30/1982	100	Insurance Services Provider
FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
Foreign Credit Insurance Association	New York	01/01/1961	beneficial interest	Unincorporated Association
GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency
Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
Great American Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd’s Plan Insurer
Great American Lloyd’s, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
Great American Management Services, Inc.	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
National Interstate Corporation	Ohio	01/26/1989	53.78	Holding Company
American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
Explorer RV Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency

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			% of Stock Owned by
AFG ORGANIZATIONAL CHART		Date of	Immediate Parent
	State of Domicile	Incorporation	Company (1)	Nature of Business
Hudson Indemnity, Ltd.	Cayman Islands	06/12/1996	100	Property/Casualty Insurance
Hudson Management Group, Ltd.	Virgin Islands	07/29/2004	100	Insurance Administrative Services
National Interstate Capital Trust I	Delaware	05/22/2003	100	Financing Entity
National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
National Interstate Insurance Company of Hawaii, Inc.	Ohio	09/20/1999	100	Property/Casualty Insurance
Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
Safety Claims and Litigation Services, LLC	Montana	08/24/2006	100	Loss Control Consulting Company
Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Claims Third Party Administrator
Penn Central U.K. Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
PLLS Canada Insurance Brokers Inc.	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
Preferred Market Solutions, LLC	Ohio	01/08/2008	100	Brokerage Consultant Business
Premier Dealer Services, Inc.	Illinois	06/24/1998	100	Third Party Administrator
Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
Strategic Comp Holdings, L.L.C	Louisiana	12/28/2002	100	Holding Company
Strategic Comp Services, L.L.C	Louisiana	12/31/2002	100	Claims Services Provider
Strategic Comp, L.L.C	Louisiana	12/31/2002	100	Insurance Agency
One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
Pioneer Carpet Mills, Inc.	Ohio	04/29/1976	100	Inactive
AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company
Three East Fourth, Inc.	Ohio	08/10/1966	100	Real Estate Holding Company

(1)	Except Directors Qualifying Shares

(2)	Total percentage owned by parent shown and by other affiliated company(s).

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Item 27. Number of Contract Owners
As of March 31, 2009, there were 1,124 Individual Contract Owners of which 996 were qualified and 128 were non-qualified.
As of March 31, 2009, there were 912 Participants (Certificate Owners) in 187 Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:
The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.
Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors® Variable Account A.

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Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.
(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.

James Lee Henderson (1)	President and Director
James T. McVey (1)	Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Shawn Mihal	Chief Compliance Officer

(1)	525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by of the Company at the Administrative Office.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

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(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

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SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 20th of April 2009.
ANNUITY INVESTORS® VARIABLE ACCOUNT A
(Registrant)
By:	/s/ Charles R. Scheper

Charles R. Scheper*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)
By:	/s/ Charles R. Scheper

Charles R. Scheper*
President, Chief Executive Officer and Director
As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper Charles R. Scheper*	President and Chief Executive Officer	April 20, 2009

/s/ Richard L. Magoteaux Richard L. Magoteaux*	Treasurer	April 20, 2009

/s/ Stephen Craig Lindner Stephen Craig Lindner*	Director	April 20, 2009

/s/ Mark Francis Muething Mark Francis Muething*	Director	April 20, 2009

/s/ Christopher Miliano Christopher Miliano*	Director	April 20, 2009

/s/ Michael J. Prager Michael J. Prager*	Director	April 20, 2009

/s/ John P. Gruber *John P. Gruber, as Attorney-in-Fact		April 20, 2009

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10.	Consent of Independent Registered Public Accounting Firm.

99.	Powers of Attorney

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